Page 1 of _____

                                                     SEC Registration Nos.
                                                      2-76510 and 811-3416

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

         Post-Effective Amendment No. 32
XX

                                  and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 32
XX


                             The Calvert Fund
            (Exact Name of Registrant as Specified in Charter)
                      Calvert Strategic Growth Fund
                        New Vision Small Cap Fund

                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Address of Principal Executive Offices)

              Registrant's Telephone Number: (301) 951-4800

                        William M. Tartikoff, Esq.
                          4550 Montgomery Avenue
                               Suite 1000N
                         Bethesda, Maryland 20814
                 (Name and Address of Agent for Service)


It is proposed that this filing will become effective

__ Immediately upon filing                           XX on July, 31 1997
pursuant to paragraph (b)                            pursuant to
paragraph (b)

__ 60 days after filing                              __ on (date)
pursuant to paragraph (a)                            pursuant to
paragraph (a)

of Rule 485.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest is being registered by this Registration Statement. On May 29, 1997, Registrant filed a Rule 24f-2 Notice for Calvert Strategic Growth Fund for its fiscal year ended March 31, 1997.

                             The Calvert Fund
                     Form N-1A Cross Reference Sheet

Item number                 Prospectus Caption

        1.                  Cover Page
        2.                  Fund Expenses
        3.                  Financial Highlights
                            Total Return
        4.                  Investment Objective and Policies
                            Management of the Fund
        5.                  Management of the Fund
        6.                  Alternative Sales Options
                            Management of the Fund
                            Dividends, Capital Gains and Taxes
        7.                  How to Buy Shares
                            Net Asset Value
                            Reduced Sales Charges
                            When Your Account Will Be Credited
                            Exchanges
        8.                  Alternative Sales Options
                            How to Sell Your Shares
        9.                  *

                            Statement of Additional Information Caption

        10.                 Cover Page
        11.                 Table of Contents
        12.                 General Information
        13.                 Investment Objective and Policies
                            Loans of Portfolio Securities
                            Repurchase Agreements
                            Investment Restrictions
                            Fund Transactions
        14.                 Trustees and Officers
        15.                 *
        16. Investment Advisor and Investment Manager Transfer and Shareholder Servicing Agent Independent Accountants and Custodians
        17.                 Portfolio Transactions
        18.                 *
        19.                 Valuation of Shares
                            Purchase and Redemption of Shares
                            Reduced Sales Charge
        20.                 Dividends and Taxes
        21.                 Method of Distribution
        22.                 Calculation of Total Return
        23.                 Financial Statements

*  Inapplicable or negative answer

PROSPECTUS July 31, 1997

THE CALVERT FUND:
CALVERT STRATEGIC GROWTH FUND

4550 Montgomery Avenue, Bethesda, Maryland 20814

Investment Objective
Calvert Strategic Growth Fund (the "Fund") is a nondiversified series of The Calvert Fund, an open-end management investment company. The Fund seeks maximum long-term growth primarily through investment in equity securities, consistent with the Investment Principles of the Fund as developed by its investment subadvisor. Under normal market conditions, the Fund strives to be fully invested. In a declining market, the Fund may raise cash, establish short positions, and enter into futures or options contracts or employ other defensive strategies. To the extent possible, investments are made in enterprises that make a significant contribution to our society through their products and services and through the way they do business. The Fund's social criteria apply solely to the equity and corporate debt investments of the Fund. The Fund's investments in futures and options, repurchase agreements, U.S. Treasury obligations, and defensive strategies such as short positions and precious metals are exempt from the Fund's social criteria.

Whether This Fund is For You
This Fund employs aggressive investment strategies that have the potential for yielding high returns. However, share prices may experience substantial fluctuations so that your shares may be worth less than when you originally purchased them. Some of the techniques, such as short sales, options and futures trading, may be considered speculative and could result in higher operating expenses and a high degree of volatility. The Fund seeks long-term growth and does not attempt to maintain a balanced portfolio. Accordingly, the Fund should not be used to meet short-term financial needs.

Purchase Information
The Fund offers two classes of shares with different expense levels and sales charges. If you purchase Class A shares you will pay a sales charge at the time you purchase the shares ("front-end sales charge"), and the Fund pays Rule 12b-1 fees. Class C shares, which are not available through all dealers, have no front-end or back-end sales charge, but have higher expenses than Class A shares, including higher Rule 12b-1 fees. The Class you choose depends on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances. See "Alternative Sales Options" for further details.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. WHEN INVESTORS SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

To Open An Account
Call your broker, or complete and return the enclosed Account Application. Minimum initial investment is $2,000 (may be lower for certain retirement plans).


About This Prospectus
Please read this Prospectus for information you should know before investing, and keep it for future reference. A Statement of Additional Information ("SAI") for the Fund dated July 31, 1997, has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated by reference. This free Statement is available upon request from the Fund: 800-368-2748.

The Commission maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.


FUND EXPENSES

A.   Shareholder Transaction Costs                   Class A    Class C

     Maximum Front-End Sales Charge on
     Purchases (as a percentage of offering price)   4.75%      None

     Maximum Contingent Deferred Sales Charge        None       None

B.   Annual Fund Operating Expenses (Fiscal Year 1997)
     (as a percentage of average net assets)

     Management Fees                                 1.70%      1.70%
     Rule 12b-1 Service and Distribution Fees        0.25%      1.00%
     Other Expenses                                  0.47%      0.41%
     Total Fund Operating Expenses<F1>1              2.42%      3.11%

<F1> Net Fund Operating Expenses after reduction for fees paid indirectly for
Class A and Class C were 2.30% and 3.09%, respectively.


C.       Example:
You would pay the following expenses on a $1,000 investment, assuming,
(1) 5% annual return; (2) redemption at the end of each period; and (3) for Class A, payment of maximum initial sales charge at time of purchase.

                           1 Year       3 Years      5 Years      10 Years
     Class A               $71          $119         $170         $310
     Class C               $31          $96          $163         $342

The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

Shareholder Transaction Costs
are charges you pay when you buy or sell shares of the Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.

Annual Fund Operating Expenses
are based on the Fund's historical expenses. Management Fees are paid by the Fund to the Advisor for managing the Funds' investments and business affairs. Management fees include the subadvisory fee paid by Calvert Asset Management Company, Inc. (the "Advisor") to Portfolio Advisory Services, Inc. (the "Subadvisor"), and the administrative service fee paid to Calvert Administrative Services Company. (See "Management of the Fund.") The performance adjustment to the advisory fee may cause the Management Fees to be as high as 1.85% or as low as 1.55%, depending on the performance of the Fund. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Fund's daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information. The Advisor may voluntarily defer fees or assume expenses of the Fund. The Investment Advisory Agreement provides that the Advisor may, to the extent permitted by law, later recapture any fees it deferred or expenses it assumed during the two prior years. Other Expenses are shown inclusive (gross) of the Advisor's fiscal year 1997 reimbursement, which is not expected to continue.

The Fund's Rule 12b-1 fees include an asset-based sales charge. Thus, long-term shareholders in the Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Fund. (See the SAI, "Method of Distribution.")

FINANCIAL HIGHLIGHTS

The following table provides information about the financial history of the Fund's Class A and C shares. It expresses the information in terms of a single share outstanding for the Fund throughout each period. The table has been audited by Coopers & Lybrand L.L.P., independent accountants, whose report is included in the Annual Report to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the SAI.

Strategic Growth Fund                   Class A Shares
                                        FOR THE PERIODS
                                        ENDING MARCH 31,
                                        1997         1996         1995*

Net asset value, beginning of period    $18.64       $16.96       $15.00

Income from investment operations
     Net investment income              (.16)        .13          .20
     Net realized and unrealized gain (loss)
     on investments                     (3.53)       1.96         2.21
     Total from investment operations   (3.69)       2.09         2.41

Distributions from
     Net investment income              -            (.20)        (.04)
     Net realized gain                  (1.03)       (.21)        (.41)
     Total distributions                (1.03)       (.41)        (.45)

Total increase (decrease) in net
     asset value                        (4.72)       1.68         1.96

Net asset value, end of period          $13.92       $18.64       $16.96

Total return**                          (21.17%)     12.56%       16.08%

Ratios to average net assets:
     Net investment income              (.73%)       .90%         1.47%(a)
     Total Expenses***                  2.32%        2.32%        -
     Net Expenses                       2.30%        2.29%        2.55%(a)
     Expenses Reimbursed                .10%         .14%         .31%(a)

Portfolio turnover                      151%         402%         480%
Average commission rate paid            $.0782       $-           $-

Net assets, end of period (in thousands)             $94,625      $125,606
$107,004

Number of shares outstanding at end
of period (in thousands)                6,798        6,740        6,310

(a) Annualized

* From May 5, 1994, inception.
** Total return is not annualized and does not reflect deduction of Class A front-end sales charges.
***Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Strategic Growth Fund                   Class C Shares
                                        FOR THE PERIODS
                                        ENDING MARCH 31,
                                        1997         1996         1995*

Net asset value, beginning of period    $18.47       $16.86       $15.00

Income from investment operations
     Net investment income              (.35)        (.02)        .12
     Net realized and unrealized gain (loss)
     on investments                     (3.41)       1.94         2.18
     Total from investment operations   (3.76)       1.92         2.30

Distributions from
     Net investment income              -            (.10)        (.03)
     Net realized gain                  (1.03)       (.21)        (.41)
     Total distributions                (1.03)       (.31)        (.44)

Total increase (decrease) in
     net asset value                    (4.79)       1.61         1.86

Net asset value, end of period          $13.68       $18.47       $16.86

Total return**                          (21.75%)     11.57%       15.32%

Ratios to average net assets:
     Net investment income              (2.00%)      .02%         .83%(a)
     Total Expenses                     3.11%        3.18%        -
     Net Expenses                       3.09%        3.16%        3.45%(a)
     Expenses Reimbursed                -            -            .20%(a)

Portfolio turnover                      151%         402%         480%
Average commission rate paid            $.0782       $-           $-

Net assets, end of period (in thousands)             $16,524      $25,490
$19,778

Number of shares outstanding at end
of period (in thousands)                1,208        1,380        1,173

(a) Annualized

* From May 5, 1994, inception.
** Total return is not annualized and does not reflect deduction of Class A front-end sales charges.
*** Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


INVESTMENT OBJECTIVE AND POLICIES

Under normal circumstances, the Fund will invest at least 65% of its assets in equity securities.

The Fund seeks maximum long-term growth through investments primarily in the equity securities of companies that have little or no debt, high relative strength and substantial management ownership. The Fund considers issuers of all sizes, industries, and geographic markets, and does not seek interest income or dividends. In selecting equity investments, the Fund focuses on individual companies by screening over seven thousand stocks traded on all major U.S. stock exchanges in addition to stocks traded on the NASDAQ National Market System. The Fund invests primarily in common stocks traded in the U.S. securities markets, including American Depository Receipts (ADRs). While the Fund does not presently invest in foreign securities, it may do so in the future. By applying proprietary stock selection criteria, the Fund identifies suitable investments to buy or sell short. The Fund may invest in securities other than equities including, but not limited to, convertible securities, preferred stocks, bonds, notes and other debt securities. The Fund may hold cash or cash equivalents for temporary defensive purposes or to enable it to take advantage of buying opportunities. The Fund may engage in certain options and futures transactions as part of its investment strategy and may invest in precious metals. (See "Investment Techniques and Risks.") There is, of course, no assurance that the Fund will be successful in meeting its objective. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

The Fund may invest in investment-grade and noninvestment-grade debt obligations.

Although the Fund invests primarily in equity securities, it may invest up to 35% of its assets in debt securities, excluding money market instruments. These debt securities may consist of investment-grade and noninvestment-grade obligations. Investment grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB), or, if unrated, determined by the Advisor to be of equivalent credit quality. Noninvestment-grade (high-yield/high-risk, or junk bond) securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment grade; such securities have speculative characteristics. The Fund will not buy debt securities rated lower than C.

INVESTMENT PRINCIPLES

Market principles
The Fund employs an econometric forecasting model called the "Five Market Principles," developed by the Subadvisor. This model consists of contrarian indicators, long- and short-term momentum factors, fundamental value, monetary policy, and smart money activity. The degree to which these principles are, on balance, positive or negative, determines the extent to which the Fund would commit funds to individual equity positions or initiate defensive strategies.

Contrarian principle
The contrarian principle contains "psychological" indicators that track the level of optimism among traders. Elements include the put/call ratio (gauging the sentiment of speculative option traders), put/call premium spread (monitoring the spread between the relative time premium of puts or calls), advisory sentiment (tracking the proportion of bullish versus bearish stock market advisory services), mutual fund cash ratio (cash and cash equivalents held in mutual funds divided by total assets of the funds), individual investor sentiment (measured by following the weekly poll by the American Association of Individual Investors), and short interest ratio (an indication of existing sentiment and potential buying power, calculated by dividing the total short sales on the New York Stock Exchange ("NYSE") by the NYSE's average daily trading volume for the relevant period).

Fundamental value
Fundamental value measures the valuation of stock prices relative to historical standards, as well as the supply of stock outstanding. Its elements include stock offerings (excessive amounts of new offerings can lead to oversupply and a market downturn), stock buybacks (excessive amounts indicate a bullish market), dividend yields (as compared with the S&P 500 Index), and price/earnings ratio (an indicator of a stock's value, calculated by dividing a stock's current price by earnings per share over the last twelve months).

Monetary policy
Monetary policy examines behavior in credit markets for shifts in the Federal Reserve Board's policy on interest rates, which influence stock prices. Elements of this principle include the discount rate index (what the Federal Reserve Board charges its member banks for direct loans, a change in rate indicating a shift in monetary policy), discount rate/Treasury-bill spread (a sensitive intermediate-term indicator, computed by subtracting the current 90-day Treasury bill yield from the Federal Reserve Board Discount Rate), M2 money supply (the total of all money held by the public - indirectly controlled by the Federal Reserve Board and a good indicator for the stock market), free reserves (the measure of liquidity within the U.S. banking system, liquidity indicating availability of money for financial growth), and yield curve (a graphic representation of the different yields among debt instruments of varying maturities).

Momentum
Momentum measures the stock market's internal strength, monitored on a real-time basis. Indicators include the weekly advance/decline line (a measure of total market performance, calculated by subtracting the total number of NYSE issues advancing in price for the week versus those declining), absolute market strength (gauged by following the relative strength of the NASDAQ Composite and the NYSE's weekly advance/decline line versus the Dow Jones Industrials), the McClellan oscillator (short-term market momentum indicator), the summation index (to confirm intermediate-term moves in the market), the moving average convergence/divergence (indicates swings in the market), and the high low logic index (a forecaster of market tops and bottoms, indicating bullishness when there is internal uniformity in the market).

Smart money trades
Smart money trades measure the level of optimism among traders. Pieces of this measure include the behavior of company insiders (heavy insider buying generally demonstrating a stock that will outperform the market), the member activity index (measuring trading activity by all members of the NYSE other than specialists and floor traders, infrequent massive buying indicating a bullish market), the specialist/public short ratio (greater volume of shorting relative to the public short generally indicating a decline in prices), and money flow (tracking "smart money" trades in the last hour versus "irrational" trading in the first hour).

INVESTMENT TECHNIQUES AND RISKS

Risks
Many of the investment techniques used by the Fund are aggressive, and may involve higher levels of risk than found in funds not employing these techniques. Some of the techniques, such as short sales, options and futures trading, and investment in high-yield/high-risk securities may be considered speculative and could result in higher operating expenses.

Temporary defensive positions
Under normal market conditions the Fund strives to be fully invested in securities. However, for temporary defensive purposes - which may include a lack of adequate purchase candidates or an unfavorable market environment - the Fund may invest up to 100% of its assets in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

The Fund may use options and futures.
The Fund may use options and futures contracts to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution for an allowable security or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. The Subadvisor will make decisions whether to invest in these instruments based on market conditions, regulatory limits and tax considerations. If the Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's limitation on illiquid securities. See below and the SAI for more details about these strategies.

Risk factors
There can be no assurance that engaging in options, futures, or any other investment strategy will be successful. While defensive strategies are designed to protect the Fund from potential declines, if the Subadvisor misgauges market values or other economic factors, the Fund may be worse off than had it not employed the defensive strategy. While the Subadvisor attempts to determine price movements and thereby prevent declines in the value of portfolio holdings, there is a risk of imperfect or no correlation between price movements of portfolio investments and instruments used as part of an investment strategy, so that a loss may be incurred. While such strategies can reduce the risk of loss, they can also reduce the opportunity for gain since they offset favorable price movements. The use of these strategies may result in a disadvantage to the Fund if the Fund is not able to purchase or sell a portfolio holding at an optimal time due to the need to cover its transaction in its segregated account, or due to the inability of the Fund to liquidate its position because of its relative illiquidity.

Risks of nondiversification
There may be risks associated with the Fund being nondiversified.
Specifically, since a relatively high percentage of the assets of the Fund may be invested in the obligations of a limited number of issuers, the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified Fund would be.

Small Cap Issuers
Among the companies identified for investment may be some small cap issuers. The securities of small cap issuers may be less actively traded than the securities of larger issuers, and they accordingly will not usually participate in market rallies to the same extent as more widely-known securities. There is also somewhat less readily available information concerning these securities. The issuers of these securities tend to have a relatively higher percentage of insider ownership.

Noninvestment-grade debt obligations involve greater risks than investment-grade debt obligations.
Noninvestment-grade securities tend to be less sensitive to interest rate changes than higher-rated investments, but are more sensitive to adverse economic changes and individual corporate developments. This may affect the issuer's ability to make principal and interest payments on the debt obligation. There is also a greater risk of price declines due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be less active ("thinner") than for higher-rated securities, it may be difficult for the Fund to sell the securities. Because of a lack of objective data, a thinly-traded market may make it difficult to value the securities, so that the Board of Trustees may have to exercise its judgment in assigning a value. See the Appendix in the SAI for more information on bond ratings.

Repurchase agreements
Repurchase agreements are arrangements under which the Fund buys securities and the seller simultaneously agrees to repurchase the securities at a specified time and price. The Fund may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.

Short sales
The Fund may establish short positions in an attempt to protect against market declines, and will choose from among securities that are fully listed on a national securities exchange (unless otherwise allowed by law). The Fund establishes a short position by selling a security it does not own and makes delivery by borrowing the security it sold. It then repays the lender of the securities by covering its purchase in the marketplace, ideally at a lower price than that for which it sold the securities, thereby taking advantage of declining values. Conversely, if the price of the security goes up after the Fund establishes its short position, it will lose money. The Fund may hold up to 25% of its assets in short positions, and will not normally sell short more than 2% of a class of securities of any issuer or 2% of the Fund's net assets, whichever is less. These restrictions may change to reflect amendments to the law.

Funds for short-sale transactions (other than those for which the Fund already owns a long position, or "sales against the box") are maintained in a segregated account with the Fund's custodian. In that account the Fund attempts to maintain, on a daily basis, liquid assets (such as cash, U.S. government securities or other high-grade debt obligations) in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest and/or transaction costs due to the broker upon completion of the transaction. In determining the amount to be held in the segregated account, the securities that have been sold short are marked to market daily. To the extent the market price of the security increases, additional assets will be put into the segregated account to ensure adequate reserves.

Portfolio Turnover
The Fund's investment strategy causes it to have a relatively high portfolio turnover compared to other funds. All else being equal, a fund with a higher turnover may incur higher transaction costs. In addition, the realization of gains in a high turnover fund may subject a shareholder to capital gains taxes for unsold shares, whereas, unrealized gains are not subject to taxation until a shareholder sells the Fund shares. (See "Dividends and Taxes" in the Prospectus and "Fund Transactions" in the SAI.)

The Fund may lend its portfolio securities.
The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned from the Fund will not exceed one-third of the Fund's assets. Loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.

The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on such terms the Advisor or Subadvisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund. The Fund will realize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

High Social Impact Investments
The Fund has adopted a nonfundamental policy that permits it to invest up to three percent of its assets in investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria ("High Social Impact Investments"). These securities are typically illiquid and unrated and are generally considered noninvestment-grade debt securities, which involve a greater risk of default or price decline than investment-grade securities. Through diversification, credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur. The High Social Impact Investments Committee of the Board of Trustees identifies, evaluates, selects and values these investments, subject to ratification by the Board of Trustees.

Socially Responsible Investment Criteria

The Fund carefully reviews company policies and behavior regarding social issues important to quality of life:

         Environment                        Weapons Systems
         Employee Relations                 Product Criteria

Once equity and debt securities are determined to fall within the investment objective of the Fund and are deemed financially viable investments, they are screened according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisor. However, the Fund may invest in futures and options, repurchase agreements, U.S. Treasury obligations, short positions, commodities, and precious metals without regard to the social criteria.

The following criteria may be changed by the Fund's Board of Trustees without shareholder approval:

(1) The Fund avoids investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating environmental regulations, or otherwise have an egregious environmental record. Additionally, the Fund will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

(2) The Fund will not invest in companies that are listed among the top 100 weapons systems contractors, or major nuclear weapons systems contractors.

(3) The Fund will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or in companies that have major labor-management disputes.

(4) The Fund will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The Fund will not invest in companies that make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

While the Fund may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.

Additional policies and restrictions
The Fund's SAI describes additional policies and restrictions concerning the portfolio investments of the Fund.

TOTAL RETURN

The Fund may advertise total return for each class. Total return is based on historical results and is not intended to indicate future performance.
Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the performance of the class over a stated period of time. An average annual total return ("return with maximum load") reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of returns usually will include the effect of paying the maximum front-end sales charge in the case of Class A shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum load" do not reflect deduction of the sales charge. You should consider these return figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect a sales charge, such as mutual fund averages compiled by Lipper Analytical Services, Inc. ("Lipper"). Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the Fund's activities and reviews its contracts with companies that provide it with services.

The Fund is a series of The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982. The other series of the Trust is the Calvert Income Fund.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share of the Fund you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by class.

Calvert Asset Management Company, Inc. serves as Advisor to the Fund.

Calvert Asset Management Company, Inc. ("CAMCO" or the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Fund pays all other operating expenses as noted in the SAI.

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Fund's investment advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of March 31, 1997, Calvert Group managed and administered assets in excess of $5.1 billion and more than 225,000 shareholder and depositor accounts.

The Advisor receives a fee based on a percentage of the Fund's assets and the Fund's performance.

The Investment Advisory Agreement between the Fund and the Advisor provides that the Advisor is entitled to a base annual fee, payable monthly, of 1.50% of the Fund's average daily net assets. The Advisor may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Russell 2000 Index:

         Performance versus the             Performance Fee
         Russell 2000 Index                 Adjustment

         30% to less than 60%               0.05%
         60% to less than 90%               0.10%
         90% or more                        0.15%

For its services for fiscal year 1997, the Advisor received, pursuant to the Investment Advisory Agreement, an advisory fee of 1.50% of the Fund's average daily net assets, which included a performance adjustment of 0.0027%.

The Advisor may in its discretion defer its fees or assume the Fund's operating expenses. The Investment Advisory Agreement provides that the Advisor may, to the extent permitted by law, recapture any fees it defers or expenses it assumes through December 31, 1996. The Advisor has until December 31, 1998 to recapture fees deferred or expenses reimbursed during the previous two-year period. During fiscal year 1997, the Advisor did not recapture fees.

Portfolio Advisory Services, Inc. is the Fund's subadvisor.

Portfolio Advisory Services, Inc. ("PASI" or the "Subadvisor") is the investment subadvisor to the Fund. Its principal business office is 725 South Figueroa Street, Suite 2328, Los Angeles, California, 90017. As of March 31, 1996, PASI managed in excess of $359 million, including mutual fund assets. The Subadvisor manages the investment and reinvestment of the assets of the Fund, although the Advisor may screen potential investments for compatibility with the Fund's social criteria. The Advisor will continuously monitor and evaluate the performance and investment style of the Subadvisor.

Portfolio Manager

The portfolio management team for the Calvert Strategic Growth Fund (since inception) is led by Cedd Moses, Director and Managing Director of Investments of PASI, and PASI's principal shareholder. Mr. Moses earned a Bachelor of Science in Mechanical Engineering from UCLA in 1982, and subsequently worked with several securities firms before joining PASI in 1988.

The Investment Subadvisory Agreement between the Advisor and the Subadvisor provides that the Subadvisor is entitled to a base Subadvisory fee of 0.95% of the Fund's average daily net assets managed by the Subadvisor. The Subadvisor may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Russell 2000
Index:

         Performance versus the             Performance
         Russell 2000 Index                 Fee Adjustment

         30% to less than 60%               0.025%
         60% to less than 90%               0.050%
         90% or more                        0.075%

The Subadvisor's fee is paid by the Advisor out of the fee the Advisor receives from the Fund.

Calvert Administrative Services Company provides administrative services for the Fund.

Calvert Administrative Services Company ("CASC"), an affiliate of the advisor, provides certain administrative services to the Fund, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund, payable monthly, of 0.20% of the Fund's average daily net assets.

Calvert Distributors, Inc. serves as underwriter to market the Fund's shares.

Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is the Fund's transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE

Opening An Account
You can buy shares of the Fund in several ways.

An account application should accompany this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

Alternative Sales Options
The Fund offers two classes of shares:

Class A Shares - Front End Load Option
Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option
Class C shares are sold without a sales charge at the time of purchase or redemption.

Class C shares have higher expenses than Class A shares.
The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act. Payments under the Class A Distribution Plan are limited to 0.35% annually of the average daily net asset value of Class A shares, while payments under the Class C Distribution Plan are 1.00% of the average daily net asset value of Class C shares.

Considerations for deciding which class of shares to buy.
Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Total Return.") You should consider Class A shares if you qualify for a reduced sales charge under Class A or if you plan to hold the shares for several years. Class C shares are not available for investments of $1 million or more.

Class A Shares
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                     As a %       As a %        Concession to
                                     of           of Net        Dealers as a
                                     Offering     Amount        % of Amount
                                     Price        Invested      Invested

Less than $50,000                    4.75%        4.99%         4.00%

$50,000 but less than $100,000       3.75%        3.90%         3.00%

$100,000 but less than $250,000      2.75%        2.83%         2.25%

$250,000 but less than $500,000      1.75%        1.78%         1.25%

$500,000 but less than $1,000,000    1.00%        1.01%         0.80%

$1,000,000 and over                  0.00%        0.00%         0.25%*

*CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within twelve months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI which in turn normally reallows a portion to your broker-dealer. Upon written notice to broker-dealers with which it has selling agreements, CDI may reallow up to the full applicable sales charge. Broker-dealers to which substantially the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

Class A Distribution Plan
The Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A Distribution Plan"), which provides for payments at a maximum annual rate of 0.35% of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to broker-dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. For fiscal year 1997, the Fund paid Class A Distribution Plan expenses of 0.25% of its average net assets.

Class C Shares
Class C shares are not available through all broker-dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

Class C Distribution Plan
The Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C Distribution Plan"), which provides for payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay broker-dealers and other selling firms quarterly compensation at an annual rate of up to 0.75%, plus a service fee, as described above under "Class A Distribution Plan," of up to 0.25%, of the average daily net asset value of each share sold by such others. For fiscal year 1997, the Class C Distribution Plan expenses for the Fund were 1.00% of average net assets.

Arrangements with Broker-Dealers and Others
CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker-dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. All such payments will be in compliance with NASD rules.

Dealers or others may receive different levels of compensation depending on which class of shares they sell.

HOW TO BUY SHARES
(BE SURE TO SPECIFY WHICH CLASS YOU ARE BUYING)

Method            New Accounts                    Additional Investments

By Mail           $2,000 MINIMUM                  $250 MINIMUM

                  Please make your check          Please make your check
payable to the Fund and                           payable to the Fund and
                  mail it with your               with your investment slip to:
                  application to:

                  Calvert Group                   Calvert Group
                  P.O. Box 419544                 P.O. Box 419739
                  Kansas City, MO 64141-6544      Kansas City, MO 64141-6739

By Registered,    CALVERT GROUP                   CALVERT GROUP
Certified, or     C/O NFDS, 6TH FLOOR             C/O NFDS, 6TH FLOOR
Overnight Mail    1004 BALTIMORE                  1004 BALTIMORE
                  Kansas City, MO 64105-1807      Kansas City, MO 64105-1807

Through Your      $2,000 MINIMUM                  $250 MINIMUM
Broker

AT THE            Visit the Calvert Branch Office to make investments by check.
CALVERT           See the back cover page for the address.
BRANCH OFFICE

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR FINANCIAL PROFESSIONAL OR CALVERT GROUP AT 800-368-2745

By Exchange       $2,000 MINIMUM                  $250 MINIMUM
(From your        WHEN OPENING AN ACCOUNT BY EXCHANGE, YOUR
account in        NEW ACCOUNT MUST BE ESTABLISHED WITH THE
another Calvert   SAME NAME(S), ADDRESS AND TAXPAYER
Group fund)       IDENTIFICATION NUMBER AS YOUR EXISTING      CALVERT ACCOUNT.

By Bank Wire      $2,000 MINIMUM                  $250 MINIMUM

By Calvert        NOT AVAILABLE                   $50 MINIMUM
Money             FOR INITIAL INVESTMENT
Controller*

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

Net asset value, or "NAV," refers to the worth of one share of the Fund. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding. This value is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

Fund securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Trustees believes accurately reflects fair value. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and your will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, the proceeds of redemptions against those funds will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. Check purchases received at the branch location will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting.

Certain financial institutions or broker-dealers which have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. However, the Fund is intended as a long-term investment and not for frequent short-term trades. Before you make an exchange from a Fund, please note the following:

         Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund into which you want to exchange for relevant information, including class offerings. The exchange privilege is only available in states where shares of the Fund into which you want to exchange are registered for sale.

         Complete and sign an application for an account in the Fund into which you want to invest, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if you have not declined telephone transaction privileges and the shares are not in certificate form. (See "Selling Your Shares" and "How to Sell Your Shares- By Telephone, and-By Exchange to Another Calvert Group Fund.")

         You may exchange shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions into another Fund at no additional charge. You may exchange Class C shares for shares of another fund, but you will have to pay the front-end sales charge, if applicable.

         Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same Fund during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.

         For purposes of the exchange privilege, the Fund is related to Summit Cash Reserves Fund by investment and investor services. The Fund reserves the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network
24 hour performance and price information
Calvert Group has a round-the-clock telephone service that lets existing customers obtain prices, yields, performance information, account balances, and authorize certain transactions.


Calvert Money Controller
Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application. This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your account in the Fund with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank. All Calvert Money Controller transaction requests must be received by 4:00 p.m. Eastern time.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert account, call your broker or Calvert for more information.

Telephone Transactions
Calvert may record all telephone calls.
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services
Complete the application for the easiest way to establish services.
The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings
Householding reduces Fund expenses and saves postage expense.
If you have multiple accounts with Calvert, you may receive combined mailings of some shareholder information, such as statements, confirms, prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.
If you are purchasing shares of the Fund through a program of services offered by a broker-dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features of the Fund may be modified in these programs, and administrative charges may be imposed for the services rendered.

Tax-Saving Retirement Plans
Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account in the Fund under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the "How to Buy Shares" chart. Also, reduced sales charges may apply. (See "Exhibit A - Reduced Sales Charges.")

         Individual retirement accounts (IRAs): available to anyone who has earned income. You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

         Qualified Profit-Sharing and Money-Purchase Plans (including 401(k) Plans): available to self-employed people and their partners, or to corporations and their employees.

         Simplified Employee Pension Plan (SEP-IRA): available to self-employed people and their partners, or to corporations. Salary reduction pension plans (SAR-SEP IRAs) are also available to employers with 25 or fewer employees.

         403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

HOW TO SELL YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See below for specific requirements necessary to make sure your redemption request is accepted. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements To Remember
To ensure acceptance of your redemption request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to 7 days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $1,000 per Fund, per class.
Please maintain a balance in your account of at least $1,000 per Fund, per class. If, due to redemptions, it falls below $1,000, your account may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000 minimum.

By Mail To:  Calvert Group, P.O. Box 419544, Kansas City, MO 64179-6544.
You may redeem available funds from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of Registration       Requirements

Corporations,       Letter of instruction and corporate resolution, signed by
Associations        person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts              Letter of instruction signed by the Trustee(s) (as
Trustees),
                    with a signature guarantee. (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

By Telephone
Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions." If for any reason you are unable to reach the Fund by telephone, whether due to mechanical difficulties, heavy market volume, or otherwise, you may send a written redemption request to the Fund by overnight mail, or, if your account is held through a broker, see "Through Your Broker" below.

Calvert Money Controller
Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). Your request for a redemption by this service must be received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund
You must meet the minimum investment requirement of the other Calvert Group Fund. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter. (See "Exchanges.")

Systematic Check Redemptions
If you have an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of each month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Through your Broker
If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES

Each year, the Fund distributes substantially all of its net investment income and capital gains to shareholders.
Dividends from the Fund's net investment income are declared and paid annually. Net investment income consists of the interest income, profits from securities loans, net short-term capital gains, if any, and dividends, less expenses. Distributions of net long-term capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes because of different fees. Dividend payments are anticipated generally to be higher for Class A shares.

Dividend Payment Options
Dividends and distributions are automatically reinvested in additional shares, unless on the account application you request to have them paid to you in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Fund invested at net asset value ("NAV") in shares of any other Calvert Group Fund. If you choose to have them reinvested in the same Fund, the new shares will be purchased at the NAV (no sales charge) on the reinvest date, which is generally 1 to 3 days prior to the payment date. You must be a shareholder on the record date to receive dividends. You must notify the Fund in writing prior to the record date if you want to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"
At the time of purchase, the share price of the Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable as dividends or capital gains distributions. On the record date for a distribution, the Fund's per share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes
The Fund normally distributes all net income and capital gain to shareholders. These distributions are taxable to you regardless of whether they are taken in cash or reinvested. Distributions of net investment income are taxable as ordinary income; distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held the shares. Dividends and distributions declared during October, November or December and paid in January of the following year are taxable in the year they are declared. The Fund will mail you Form 1099-DIV in January indicating the federal tax status of your dividends. If distributions exceed the Fund's net investment income and capital gain for the year, the excess will reduce your tax basis for your shares in the Fund.

You may realize a capital gain or loss when you sell or exchange shares.
If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Taxpayer Identification Number, Back-up Withholding
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, federal law requires the Fund to withhold 31% of your dividends, capital gain distributions, and redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

EXHIBIT A
REDUCED SALES CHARGES (CLASS A ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation
The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Group Purchases
If you are a member of a qualified group, you may purchase shares of the Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (1) has been in existence for more than six months, (2) has a purpose other than acquiring Fund shares at a discount, and
(3) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under Section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least 200 eligible employees. Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Section 401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that 1) its 401(k) plan has at least 200 eligible employees; or 2) the cost or current value of shares the plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

Other Circumstances
There is no sales charge on shares of any fund (portfolio or series) of the Calvert Group of Funds sold to:
(1) current and retired members of the Board of Trustees/Directors of the Calvert Group of Funds, (and the Advisory Council of the Calvert Social Investment Fund);
(2) directors, officers and employees of the Advisor, Distributor, and their affiliated companies;
(3) directors, officers and registered representatives of brokers distributing the Fund's shares; and immediate family members of persons listed in (1), (2), or (3) above;
(4) dealers, brokers, or registered investment advisors that have entered into an agreement with CDI providing specifically for the use of shares of the Fund (Portfolio or Series) in particular investment programs or products (where such program or product already has a fee charged therein) made available to the clients of such dealer, broker, or registered investment advisor;
(5) trust departments of banks or savings institutions for trust clients of such bank or savings institution; and
(6) purchases placed through a broker maintaining an omnibus account with the Fund (Portfolio or Series) and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trust, include, but not limited to, those defined in Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund with a sales charge automatically invested in another account with no additional sales charge. Dividends and distributions from Calvert Group money market funds used to purchase shares of the Fund will not be subject to the applicable sales charge.

Reinstatement Privilege
If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.


Prospectus
July 31, 1997

THE CALVERT FUND:
CALVERT STRATEGIC GROWTH FUND

To Open an Account:
800-368-2748

Performance and Prices:
Calvert Information Network
24 hours, 7 days a week
800-368-2745

Service for Existing Accounts:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Registered, Certified or
Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Calvert Group Web-Site
Address:  http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

           PROSPECTUS JULY 31, 1997

        CALVERT CAPITAL ACCUMULATION FUND
        CALVERT NEW VISION SMALL CAP FUND
  4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND
                    20814

 .................................................

Calvert Capital Accumulation Fund seeks
long-term capital appreciation by investing primarily in the stock of small- to medium-sized companies using the talent of one or more investment subadvisors. The market capitalization of companies chosen for investment will generally be within the range of capitalization of the S&P 400 Mid-Cap Index, but the Fund may also invest in larger and smaller companies as deemed appropriate. It is the Advisor's intent that on average, the market capitalization of the companies represented in the Fund's portfolio will be mid-sized, with a slight bias toward the growth-style of investing. Other investments may include foreign securities, convertible issues, and certain options and futures transactions. The Fund will take reasonable risks in seeking to achieve its investment objective.

Calvert New Vision Small Cap Fund seeks to achieve long-term capital appreciation by investing primarily in the equity securities of small companies1 publicly traded in the United
States. In seeking capital appreciation, the Fund invests primarily in the equity securities of small capitalized growth companies
(including American Depositary Receipts
("ADRs")) that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund employs aggressive investment strategies that have the potential for yielding high returns. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities.

Share prices of both funds may experience substantial fluctuations so that your shares may be worth less than when you originally purchased them. Income is not an objective of either Fund; the Funds should not be used to meet short-term financial needs.

 .................................................

Responsible Investing

To the extent possible, investments are made in enterprises that make a significant contribution to our society through their products and services and through the way they do business.


----------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE SECURITIES
COMMISSION, NOR HAS THE FEDERAL OR ANY STATE
SECURITIES COMMISSION PASSED ON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
BY, ANY BANK, AND ARE NOT FEDERALLY INSURED
BY THE FDIC, THE
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
WHEN INVESTORS SELL SHARES OF THE FUND, THE
VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT
ORIGINALLY PAID.




1 Currently those with a total capitalization of less than $1 billion at the time of the Fund's initial investment.

Purchase Information
The Funds both offer two classes of shares, each with different expense levels and sales charges. You may choose to purchase (i) Class A shares, with a sales charge imposed at the time you purchase the shares ("front-end sales charge"); or (ii) Class C shares which impose neither a front-end sales charge nor a contingent deferred sales charge. Class C shares are not available through all dealers.
Class C shares have a higher level of expenses than Class A shares, including higher Rule
12b-1 fees. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares, and other circumstances.
See "Alternative Sales Options" for further details.

 .................................................

To Open An Account
Call your investment professional, or complete and return the enclosed Account Application.
Minimum initial investment is $2,000 (may be lower for certain retirement plans).

 .................................................

About This Prospectus

Please read this Prospectus for information you should know before investing, and keep it for future reference. A Statement of Additional
Information ("SAI") (dated July 31, 1997) has been filed with the Securities and Exchange
Commission (the "Commission") and is
incorporated by reference. This free Statement is available upon request from the Fund:
800-368-2748. The Commission maintains a website (http://www.sec.gov) that contains the
SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.



-------------------------------------------------
                  FUND EXPENSES
 .................................................

                                     Capital Accumulation          New Vision
                                           Fund                  Small Cap Fund
A.Shareholder Transaction Costs          Class A  Class C      Class A  Class C
  Maximum Front-End Sales Charge
  on Purchases (as a percentage of
  offering price)                          4.75%     None          4.75%   None

  Maximum Contingent Deferred Sales Charge  None      None         None    None
 .................................................

B.  Annual Fund Operating Expenses (Fiscal Year
     1997)
    (as a percentage of average net assets)
    Management Fees                          0.90%     0.90%     0.90%   0.90%
    Rule 12b-1 Service and Distribution Fees 0.35%     1.00%     0.25%   1.00%

    Other Expenses                           0.71%     1.35%    0.35%3  0.60%3
-------------------------------------------------
    Total Fund Operating Expenses2           1.96%     3.25%     1.50%   2.50%




2 Net Fund Operating Expenses after reduction for fees paid indirectly for the Capital
Accumulation fund were:
   Class A - 1.86%, Class C - 3.14%
3 Estimated

C. Example:
     You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each period; and (3) for Class A, payment of maximum initial sales charge at time of purchase:


                                     1 Year     3 Years    5 Years    10 Years

 Capital Accumulation Fund  Class A     $66       $106       $148       $265
                            Class C     $33       $100       $170       $355
 New Vision Small Cap Fund  Class A     $62        $93        N/A        N/A
                            Class C     $25        $78        N/A        N/A

The example should not be considered a
representation of past or future expenses.
Actual expenses and return may be higher or lower than those shown.

Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund would bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

 .................................................

Shareholder Transaction Costs
are charges you pay when you buy or sell shares
of the Fund. See "Reduced Sales Charges" to see
if you qualify for possible reductions in the
sales charge. If you request a wire redemption
of less than $1,000, you will be charged a $5
wire fee.
 .................................................

Annual Fund Operating Expenses
are based on fiscal 1997 historical expenses for the Capital Accumulation Fund and are estimates for the New Vision Small Cap Fund.
Management fees are paid by the Funds to the Advisor for managing the Fund's investments and business affairs. Management fees include the subadvisory fees paid by Calvert Asset
Management Company, Inc. (the "Advisor") to the various subadvisors and the administrative service fee paid to Calvert Administrative
Services Company. Management Fees have been restated to reflect expenses anticipated in the current fiscal year. (See "Management of the Fund") The Management fees for the Capital
Accumulation Fund are subject to a performance adjustment which could cause the fee to be as high as 0.95% or as low as 0.65%, depending on performance. The Funds incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Funds' daily share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Fund" for further information. The Advisor may voluntarily defer fees or assume expenses of the Funds. The respective Investment Advisory Agreements provide that the Advisor may, to the extent permitted by law, later recapture any fees it deferred or expenses it assumed during the two prior years.

The Funds' Rule 12b-1 fees include an
asset-based sales charge. Thus, long-term shareholders in each Fund may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities
Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Funds. See the SAI, "Method of Distribution."

                FINANCIAL HIGHLIGHTS
 .....................................................

The following table provides information about the financial history of the Funds' Class A and C shares. It expresses the information in terms of a single share outstanding for the Fund throughout each period. The table has been audited by Coopers
& Lybrand, L.L.P., whose reports are included in the Annual Reports to Shareholders of the Fund. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the SAI.

                                 Class A Shares

                                                                  From Oct.31,
                                        Period Ended   Year Ended 1994(incep-
                                        March 31,      Sept. 30,  tion)to Sept.
                                        1997           1997       30, 1997
Capital Accumulation Fund
Net asset value, beginning of period  $     22.55     $  21.48        $ 15.00
Income from investment operations
   Net investment income (loss)              (.14)       (.24)          (.11)
   Net realized and unrealized gain (loss)   1.12)       1.88            6.61
     Total from investment operations        1.26)       1.64            6.50
Distributions from
   Net investment income                        -           -           (.02)
   Net realized gains                           -         (.57)         -
     Total Distributions                        -         (.57)         (.02)
Total increase (decrease) in
net asset value                                (1.26)     1.07           6.48
Net asset value, ending                   $     21.2   $  22.55      $  21.48
Total return<F4>                               (5.59%)      7.92%      43.40%
Ratio to average net assets:
   Net investment income (loss)            (1.27%)(a)      (1.56%)  (1.55%)(a)
   Total expenses<F5>                         1.96%(a)        2.16%  2.35  (a)
   Net expenses                              1.86%(a)        1.98%   2.06% (a)
   Expenses reimbursed                             -       -          .05% (a)
Portfolio turnover                               117%         114%         95%
Average commission rate paid              $     .0541      $  .0563   $    -
Net assets, ending (in thousands)         $    41,070      $  39,834 $  16,111
Number of shares outstanding,
ending (in thousands)                           1,929        1,767         750


<F4> Total return is not annualized and does not
reflect deduction of Class A front-end sales
charges.
<F5> This ratio reflects total expenses before
reduction for fees paid indirectly; such reductions
are included in the                         ratio
of net expenses.
(a)  Annualized


                                 Class C Shares

                                                                   From Oct.31,
                                        Period Ended  Year Ended   1994(incep-
                                        March 31,      Sept. 30,   tion)to Sept.
                                        1997           1997        30, 1997


Capital Accumulation Fund
Net asset value, beginning of period     $     22.34   $  21.55        $ 15.00
Income from investment operations
   Net investment income (loss)                (.27)        (.55)        (.15)
   Net realized and unrealized gain (loss)
(1.11)                                          1.91         6.70
     Total from investment operations         (1.38)         1.36         6.55
Distributions from
   Net investment income                         -            -             -
   Net realized gains                            -           (.57)          -
     Total Distributions                         -           (.57)          -
Total increase (decrease) in
net asset value                               (1.38)        .79           6.55
Net asset value, ending                  $     20.96   $  22.34       $  21.55
Total return<F6>                              (6.18%)        6.56%      43.67%
Ratio to average net assets:
   Net investment income (loss)           (2.56%)(a)      (2.82%)   (3.13%)(a)
   Total expenses<F7>                        3.25%(a)       3.42%     3.79%(a)
   Net expenses                             3.14%(a)        3.24%     3.50%(a)
   Expenses reimbursed                             -         -        2.79%(a)
Portfolio turnover                              117%         114%          95%
Average commission rate paid             $     .0541        $  .0563   $ -
Net assets, ending (in thousands)        $     3,054        $  3,164  $  1,992
Number of shares outstanding,
ending (in thousands)                            146          142           92

<F6> Total return is not annualized and does not
reflect deduction of Class A front-end sales
charges.
<F7> This ratio reflects total expenses before
reduction for fees paid indirectly; such reductions
are included in the                         ratio
of net expenses.
(a) Annualized


                                           Class A Shares     Class C Shares
                                           From Jan. 31,      From Jan, 31
                                           1997 (inception)   1997 (inception)
                                           to March 31, 1997  to March 31, 1997

New Vision Small Cap Fund
Net asset value, beginning of period        $         15.00          $  15.00
Income from investment operations
   Net investment income (loss)                           -              -
   Net realized and unrealized gain (loss)           (3.01)            (3.01)
     Total from investment operations                (3.01)            (3.01)
Distributions from
   Net investment income                               -                 -
   Net realized gains                                  -                 -
     Total Distributions                               -                 -
Total increase (decrease) in
net asset value                                      (3.01)            (3.01)
Net asset value, ending                     $         11.99          $  11.99
Total return<F8>                                    (20.07%)          (20.07%)
Ratio to average net assets:
   Net investment income (loss)
    Total expense<F9>                                .82%(a)          .82%(a)
   Net expenses                                       -             -
   Expenses reimbursed                             8.96%(a)         21.08%(a)
Portfolio turnover                                      97%               97%
Average commission rate paid                $         .0500          $  .0500
Net assets, ending (in thousands)           $         1,215            $  200
Number of shares outstanding,
ending (in thousands)                                   101                17


<F8> Total return is not annualized and does not
reflect deduction of Class A front-end sales charges.
<F9> This ratio reflects total expenses before
reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.
(a) Annualized

INVESTMENT OBJECTIVE AND POLICIES
 .................................................

The Capital Accumulation Fund seeks to provide long-term capital appreciation by investing, under normal market conditions, at least 65% of its assets in the equity securities of small- to mid-sized companies.

The Capital Accumulation Fund seeks to provide long-term capital appreciation by investing primarily in a nondiversified portfolio of the equity securities of small- to mid-sized companies that are undervalued but demonstrate a potential for growth. The Fund will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which will generally be within the range of capitalization of the S&P 400 Mid-Cap Index, but which may be larger or smaller as deemed appropriate.
Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible securities, bonds, notes and other debt securities. The Fund may use certain futures and options, invest in repurchase agreements, and lend its portfolio securities. The Fund will take reasonable risks in seeking to achieve its investment objective.
There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund's investment objective is not fundamental and may be changed without shareholder approval. The Fund will notify shareholders at least thirty days in advance of a change in the investment objective of the Fund so that shareholders may determine whether the Fund's goals continue to meet their own.

 .................................................

The Capital Accumulation Fund has a pool of several portfolio managers from which to choose.

The Capital Accumulation Fund will use the services of one or more investment subadvisors as portfolio managers in selecting companies in which to invest. Taking into account the individual styles of the portfolio managers, the Advisor will allocate assets to achieve the Fund's objective. The portfolio managers will select investments by examining such factors as company growth prospects, industry economic outlook, new product development, management, security value, risk, and financial characteristics.

 .................................................

New Vision Small Cap Fund

The Calvert New Vision Small Cap Fund seeks to provide long-term capital appreciation by investing primarily in equity securities of companies that have small market capitalizations. In seeking capital appreciation, the Fund invests primarily in equity securities of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Advisor's opinion, have strong earnings potential relative to the U.S. market as a whole. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

The New Vision Small Cap Fund pursues the objective of capital appreciation by investing primarily in equity securities of primarily small companies with promising growth potential. These companies typically are developing innovative products or services to seize emerging opportunities.

Under normal circumstances, the New Vision
Small Cap Fund will invest at least 65% of its total assets in equity securities of companies publicly traded in the United States (currently those with a total market capitalization of under $1 billion at the time of the Fund's initial investment).
The New Vision Small Cap Fund considers issuers of all industries with operations in all geographic markets, and does not seek interest income or dividends. Equity securities may include common stocks, preferred stocks, convertible securities and warrants. In selecting equity investments, the Fund focuses on individual companies by screening over nine thousand stocks traded on all major U.S. stock exchanges. By applying proprietary stock selection criteria, the Fund identifies suitable investments to buy. The Fund may hold cash or cash equivalents for temporary defensive purposes or to enable it to take advantage of buying opportunities. There is, of course, no assurance that the Fund will be successful in meeting its objective.

Companies whose capitalization increases or decreases after initial purchase by the Fund continue to be considered small-capitalized for purposes of the 65% policy. Accordingly, less than 65% of the Fund's total assets may be invested in securities of issuers of companies publicly traded in the United States (currently those with a total market capitalization of less than $1 billion).

The New Vision Small Cap Fund will normally be as fully invested as practicable in common stocks (including ADRs), but also may invest in warrants and rights to purchase common stocks and in debt securities and preferred stocks convertible into common stocks (collectively,
"equity securities").



-------------------------------------------------
         INVESTMENT TECHNIQUES AND RISKS
 .................................................

Risks

A company's market capitalization is the total market value of its outstanding equity securities. The value of the Fund's investments will vary from day to day, and generally reflect market conditions, interest rates and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities.

 .................................................

Nondiversified

There may be risks associated with the Capital
Accumulation Fund being nondiversified.
Specifically, since a relatively high
percentage of the assets of the Capital
Accumulation Fund may be invested in the obligations of a limited number of issuers, the value of the shares of the Capital Accumulation
Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund would be.

 .................................................

Small Cap Issuers
While any investment in securities carries a certain degree of risk, the approach of the Fund is designed to maximize growth in relation to the risks assumed. The securities of small cap issuers may be less actively traded than the securities of larger issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger companies. Information concerning these securities may not be readily available so that the companies may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely-known securities, and they tend to have a relatively higher percentage of insider ownership.

Investing in smaller, new issuers generally involves greater risk than investing in larger, established issuers. Companies in which the Fund is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly an investment in the Fund may not be appropriate for all investors.

 .................................................

Temporary defensive positions

Under normal market conditions the Fund strives to be fully invested in securities. However, for temporary defensive purposes -which may include a lack of adequate purchase candidates or an unfavorable market environment-the
Capital Accumulation Fund may invest up to 100% of its total assets, and the New Vision Small
Cap Fund may invest up to 35% of its total assets, in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, bankers' acceptances, time deposits, commercial paper, short-term corporate debt securities and repurchase agreements.

 .................................................

The Fund currently intends to invest in no more than 5% of its net assets in noninvestment-grade debt obligations.

Although the Capital Accumulation Fund invests primarily in equity securities, it may invest in debt securities and, although the New Vision
Small Cap Fund also invests primarily in equity securities, it may invest up to 35% of its total assets in debt securities, excluding money market instruments. These debt securities may consist of investment-grade and noninvestment-grade obligations.
Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's
Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA,
A, or BBB), or, if unrated, are deemed to be of comparable quality by the Advisor.
Noninvestment-grade securities are those rated below Baa or BBB, or unrated obligations that the investment subadvisor has determined are not investment-grade; such securities are speculative in nature, the Funds currently intend to limit such investments to 5% of their respective net assets. The Funds will not buy debt securities rated lower than C.

 .................................................

Interest-rate risk

All fixed income instruments are subject to interest-rate risk: that is, if market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value will be.

The Fund may use options and futures as
defensive strategies.
The Capital Accumulation Fund may attempt to reduce the overall risk of its investments by using options and and futures contracts. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during a particular month in the future at a specified price. The Subadvisors will make decisions whether to invest in these instruments based on market conditions, regulatory limits and tax considerations. If this strategy is used, the Fund may be required to cover assets used for this purpose in a segregated account for the protection of shareholders.

In extraordinary circumstances, the New Vision
Small Cap Fund may use options and futures contracts to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values.
These techniques may involve derivative
transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices only as protection against an adverse move of the holdings in the Fund to adjust the risk and return characteristics of the Fund.
The decision to invest in these instruments will be based on market conditions, regulatory limits and tax considerations. If market conditions are judged incorrectly, a strategy does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.
Any instruments determined to be illiquid are subject to the Fund's limitation on illiquid securities. See below and the Statement of Additional Information for more details about these strategies.

 .................................................

Risks of using defensive strategies

There can be no assurance that engaging in options, futures, or any other defensive strategy will be successful. While defensive strategies are designed to protect the Funds from potential declines, if the Subadvisor misgauges market values, interest rates, or other economic factors, the Funds may be worse off than had they not employed the defensive strategy. While the Subadvisors attempt to determine price movements and thereby prevent declines in the value of portfolio holdings, there is a risk of imperfect or no correlation between price movements of portfolio investments and instruments used as part of a defensive strategy so that a loss is incurred.
While defensive strategies can reduce the risk of loss, they can also reduce the opportunity for gain since they offset favorable price movements. The use of defensive strategies may result in a disadvantage to the Funds if a Fund is not able to purchase or sell a portfolio holding at an optimal time due to the need to cover its transaction in its segregated account, or due to the inability of a Fund to liquidate its position because of its relative illiquidity.

 .................................................

Repurchase agreements

The Funds may engage in repurchase agreements to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. The Funds will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Funds' respective Board of Directors/Trustees.
In addition, the Funds will only engage in repurchase agreements reasonably designed to fully secure during the term of the agreement, the seller's obligation to repurchase the underlying security. The Funds will monitor the market value of the underlying security during the term of the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Funds may incur a loss and may incur expenses in selling the underlying security.
Repurchase agreements are always for periods of less than one year, and are considered illiquid if not terminable within seven days.

 .................................................

Foreign Securities and ADRs

The New Vision Small Cap Fund may invest up to
15% of its total assets in ADRs. The Capital
Accumulation Fund may also invest in ADRs, subject to the restrictions applicable to investments in foreign securities discussed below. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. U.S. dollar-denominated
ADRs, which are traded in the U.S. on exchanges or over the counter, are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of a foreign corporation. In general, there is a large, liquid market in the U.S. for many ADRs.

The Capital Accumulation Fund may invest up to 25% of its assets in the securities of foreign issuers, although it currently holds or intends to hold no more than 5% of its assets in such securities. The Capital Accumulation Fund may purchase foreign securities directly, on foreign markets, or those represented by ADRs, or other receipts evidencing ownership of foreign securities, such as International
Depositary Receipts and Global Depositary
Receipts. Foreign securities may involve additional risks, including currency fluctuations, risks relating to political or economic conditions, and the potentially less stringent investor protection and disclosure standards of foreign markets. These factors could make foreign investments, especially those in developing countries, less liquid and more volatile. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs are generally higher than for U.S. investments. See the SAI for more information on investing in foreign securities.

 .................................................

The Funds may lend their portfolio securities.

Both Funds may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, although the New Vision Small
Cap Fund does not intend to do so and the Capital Accumulation Fund does not currently intend to lend more than 5% of its portfolio securities. The advantage of such loans is that the Funds continue to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Funds' investment objective, policies and restrictions. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially.

 .................................................

Borrowing

The New Vision Small Cap Fund may borrow money from banks (and pledge its assets to secure such borrowing) for temporary or emergency purposes, but not for leverage. Such borrowing may not exceed one third of the value of the Fund's total assets.

High Social Impact Investments

The Funds have both adopted nonfundamental policies that permit investments which, with respect to the Capital Accumulation Fund, may be up to three percent, and with respect to the New Vision Small Cap Fund, may be up to one percent, of that Fund's assets in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering each
Fund's social criteria ("High Social Impact
Investments"). These securities are typically illiquid and unrated and are generally considered noninvestment-grade debt securities, which involve a greater risk of default or price decline than investment-grade securities.
Through diversification and credit analysis and limited maturity, investment risk can be reduced, although there can be no assurance that losses will not occur. The High Social
Impact Investments committee of the Board of Directors/Trustees identifies, evaluates and selects these investments, subject to ratification by the respective Board.



-------------------------------------------------
    SOCIALLY RESPONSIBLE INVESTMENT CRITERIA
 .................................................

The Funds carefully review company policies and behavior regarding social issues important to quality of life:



   environment        employee relations     product criteria

   weapons systems    nuclear energy         human rights


Once securities are determined to fall within the investment objective of a Fund and are deemed financially viable investments, they are analyzed according to the social criteria described below. These social screens are applied to potential investment candidates by the Advisor in consultation with the Subadvisors.

The following criteria may be changed by the respective Fund's Board of Directors/Trustees without shareholder approval:
     (1) The Funds avoid investing in companies that, in the Advisor's opinion, have significant or historical patterns of violating
environmental regulations, or otherwise have an egregious environmental record. Additionally, the Funds will avoid investing in nuclear power plant operators and owners, or manufacturers of key components in the nuclear power process.

     (2) The Funds will not invest in companies that are significantly engaged in weapons production. This includes weapons systems contractors and major nuclear weapons systems contractors.

     (3) The Funds will not invest in companies that, in the Advisor's opinion, have significant or historical patterns of discrimination against employees on the basis of race, gender, religion, age, disability or sexual orientation, or that have major labor-management disputes.

     (4) The Funds will not invest in companies that are significantly involved in the manufacture of tobacco or alcohol products. The
Funds will not invest in companies that
make products or offer services that, under proper use, in the Advisor's opinion, are considered harmful.

The Advisor will seek to review companies' overseas operations consistent with the social criteria stated above.

While the Funds may invest in companies that exhibit positive social characteristics, it makes no explicit claims to seek out companies with such practices.



TOTAL RETURN
 .................................................

The Funds may advertise total return for each class of shares. Total return is based on historical results and is not intended to indicate future performance.

Total return is calculated separately for each class. It includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. The total return of a class shows its overall change in value, including changes in share price and assuming all of the class' dividends and capital gain distributions are reinvested. A cumulative total return reflects the class' performance over a stated period of time. An average annual total return
("return with maximum load") reflects the hypothetical annual compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the returns, you should recognize that they are not the same as actual year-by-year results. Both types of return usually will include the effect of paying the front-end sales charge, in the case of Class A shares. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum sales load" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical
Services, Inc. ("Lipper"). Further information about the Funds' performance is contained in its Annual Report to Shareholders, which may be obtained without charge.



-------------------------------------------------
             MANAGEMENT OF THE FUND
 .................................................

The Funds' Board of Directors/Trustees
supervise the Funds' activities and review their contracts with companies that provide them with services.

The Capital Accumulation Fund is a series of Calvert World Values Fund, Inc. an open-end management investment company organized as a Maryland corporation on February 14, 1992. The other series is the International Equity Fund, a socially-screened portfolio of equity securities from around the world.

The New Vision Small Cap Fund is a series of
The Calvert Fund (the "Trust"), an open-end management investment company organized as a Massachusetts business trust on March 15, 1982.
The other series of the Trust are the Calvert
Income Fund and Calvert Strategic
Growth Fund.

Neither Fund is required to hold annual
shareholder meetings, but special meetings may be called for certain purposes such as electing
Directors/Trustees, changing fundamental policies, or approving a management contract.
As a shareholder, you receive one vote for each share of a Fund you own, except that matters affecting classes differently, such as
Distribution Plans, will be voted on separately by class.

Calvert Asset Management Company, Inc. serves as Advisor to the Funds.
Calvert Asset Management Company, Inc. (the
"Advisor") is both Funds' investment advisor.
The Advisor provides the Funds with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors/Trustees who are affiliated persons of the Advisor. The
Advisor may also assume and pay certain
advertising and promotional expenses of the Funds and reserves the right to compensate broker-dealers in return for their promotional or administrative services. The Funds pay all other operating expenses as noted in the SAI.

 .................................................

Calvert Group is one of the largest investment management firms in the Washington, D.C. area.

Calvert Group, Ltd., parent of the Fund's
Advisor, transfer agent and distributor, is a subsidiary of Acacia Mutual Life Insurance
Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group,
Ltd. and its subsidiaries are located at 4550
Montgomery Avenue, Suite 1000N, Bethesda,
Maryland 20814. As of March 31, 1997, Calvert
Group managed and administered assets in excess of $5.1 billion and more than 225,000 shareholder and depositor accounts.

 .................................................

The Advisor receives a fee based on a
percentage of the Fund's assets.

The respective Investment Advisory Agreements between the Funds and the Advisor both provide that the Advisor is entitled to a base annual fee, payable monthly, of 0.80% of the Capital
Accumulation Fund's, and 0.90% of the New
Vision Small Cap Fund's, average daily net assets. For its services during the fiscal year ended March 31, 1997, pursuant to the Investment Advisory Agreements, the Advisor received an investment advisory fee of 0.80% of the Capital Accumulation Fund's average daily net assets, and waived the advisory fee for the New Vision Small Cap Fund.

With respect to the Capital Accumulation Fund, the Advisor may earn (or have its fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the Standard & Poor's 400 Mid-Cap
Index:

    Performance versus the Performance Fee
    S&P 400 Mid-Cap Index              Adjustment
 .................................................

           10% to less than 25%           0.01%
           25% to less than 40%           0.03%
           40% or more                    0.05%

For its services for fiscal year 1997, the Advisor received, pursuant to the Investment
Advisory Agreement, an advisory fee of 0.80% of the Fund's average daily net assets, which included a performance adjustment of 0.0028%.
The Advisor may in its discretion defer its fees or assume the Fund's operating expenses.

The Capital Accumulation Fund may use a
multi-manager approach.
The Capital Accumulation Fund has a pool of five investment subadvisors ("Subadvisors") ready to manage the Fund's assets. The subadvisors are listed below, the asterisk indicates the subadvisor(s) currently comprising the management team.

    Subadvisor                 Ownership
 .................................................

     *Brown Capital           African American
 Fortaleza Asset Management     Hispanic/Women
       Apodaca                Hispanic American
     New Amsterdam                 Women
       Sturdivant              African American

 .................................................


The Advisor has retained a consultant to make recommendations on allocations to Subadvisors.

The Advisor will select which Subadvisors will manage the Capital Accumulation Fund's assets at any given time and the allocation of assets among the managers. Each firm has selected a performance index against which it will be measured with respect to payment of a performance fee, as explained in the next section.

 .................................................

Brown Capital Management, Inc.

Brown Capital Management, Inc. of Baltimore,
Maryland believes that capital can be enhanced in times of opportunity and preserved in times of adversity without timing the market. The firm uses a bottom-up approach that incorporates growth-adjusted price earnings.
Stocks purchased are generally undervalued and have momentum, have earnings per share growth rates greater than the market, are more profitable than the market, and have relatively low price-earnings ratios. Its performance index is a blended 60% Russell 1000 Growth and 40% Russell 2000.

Eddie C. Brown is founder and President of Brown Capital Management. He has over 22 years of investment experience, having served as a Vice President and Portfolio Manager for 10 years at T. Rowe Price Associates immediately prior to starting his own firm. Mr. Brown holds an M.S. in Electrical Engineering from New York
University, and an M.S. in Business
Administration from the Indiana University
School of Business. Additionally, he is a professionally-designated Chartered Financial
Analyst (CFA) and Chartered Investment
Counselor.

The Capital Accumulation Fund's remaining pool of Subadvisors are described in the SAI. See
"Investment Advisor and Subadvisors."

Capital Accumulation Fund subadvisory
compensation
The Investment Subadvisory Agreement between the Advisor and each of the Subadvisors provides that the Subadvisors currently managing Fund assets are entitled to a base subadvisory fee of 0.25% of that portion of the Fund's average daily net assets managed by the Subadvisor, paid by the Advisor out of the fee the Advisor receives from the Fund. Each
Subadvisor may earn (or have its base fee reduced by) a performance adjustment based on the extent to which performance of the Fund exceeds or trails the index agreed on with the
Advisor:

     Performance versus    Performance Fee
          the Index            Adjustment
 .................................................

     10% to less than 25%       0.02%
     25% to less than 40%       0.05%
     40% or more                0.10%

Payment by the Fund of a performance adjustment will be conditioned on: (1) the performance of the Fund as a whole having exceeded the S&P 400
Mid-Cap Index; and (2) payment of the
performance adjustment not causing the Fund's performance to fall below the S&P 400 Mid-Cap
Index. The performance adjustment will be paid by the Fund to the Advisor, which will then pass it on to the Subadvisor.

 .................................................

Portfolio Advisory Services, Inc. ("PASI") is the investment subadvisor to the New Vision
Small Cap Fund.

PASI's principal business office is 725 South
Figueroa Street, Suite 2328, Los Angeles,
California, 90017. As of March 31, 1997, PASI managed in excess of $244 million, including mutual fund assets. PASI manages the investment and reinvestment of the assets of the Fund, although the Advisor may screen potential investments for compatibility with the Fund's social criteria. PASI's investment style features quantitative screens and in-depth
"bottom-up" fundamental analysis to identify superior growth stocks.

 .................................................

Portfolio Manager for the New Vision Small Cap
Fund

The portfolio management team for the New
Vision Small Cap Fund (since inception) is led by Cedd Moses, Director and Managing Director of Investments of PASI, and PASI's principal shareholder. Mr. Moses earned a Bachelor of Science in Mechanical Engineering from UCLA in
1982, and subsequently worked with several securities firms before founding PASI in 1988.
Mr. Moses is assisted by portfolio managers
Kathleen Kalp and Stuart L. Peterson, both firm vice presidents. Ms. Kalp, a member of the investment policy committee, is responsible for the general analysis of securities. In 1990, she joined Pilgrim America where her responsibilities included general equity analysis for the $250 million "Magnacap" Growth and Income Fund. Ms. Kalp began her career in 1984 with William O'Neil & Co. as a research analyst. She has an MBA from Loyola Marymount
University, a BA in Business Economics from the University of California at Santa Barbara, and is currently a CFA Level III candidate.

Mr. Peterson, also an investment policy
committee member, is responsible for the general analysis of securities and development of PASI's original security screens.
Previously, he worked at Chase Manhattan Bank in the Financial Products Group (1994), analyzing investment management industry trends and various derivative products. Mr. Peterson began his career with Lehman Brothers in 1989, and was a Registered Representative at Dean
Witter Reynolds, Inc. from 1990 to 1993. He received an MBA in Analytic Finance from the University of Chicago and a BA in Economics from the University of California, Los Angeles.

The Investment Subadvisory Agreement between the Advisor and PASI provides that PASI is entitled to a base subadvisory fee of 0.47% of the Fund's average daily net assets managed by PASI. PASI's fee is paid by the Advisor out of the fee the Advisor receives from the Fund.

The Funds have obtained an exemptive order from the Securities and Exchange Commission to permit them, pursuant to approval by the Board of Directors/Trustees, to enter into and materially amend contracts with a Subadvisor without shareholder approval. See "Investment
Advisor and Subadvisor" in the SAI for further details.

 .................................................

Calvert Administrative Services Company
provides administrative services for the Fund.

Calvert Administrative Services Company
("CASC"), an affiliate of the Advisor, provides certain administrative services to the Fund, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee, payable monthly, from both Funds of 0.10% of the respective Fund's average daily net assets.

 .................................................

Calvert Distributors, Inc. serves as
underwriter to market the Funds' shares.

Calvert Distributors, Inc. ("CDI") is both
Funds' principal underwriter and distributor.
Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for payment of commissions and service fees to broker-dealers, banks, and financial services firms, preparation of advertising and sales literature, and printing and mailing of prospectuses to prospective investors.

 .................................................

The transfer agent keeps your account records.

Calvert Shareholder Services, Inc. is both
Funds' transfer, dividend disbursing and shareholder servicing agent.

SHAREHOLDER GUIDE
 .................................................

Opening An Account
You can buy shares of the Fund in several ways.

An account application accompanies this
prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748. Be sure to specify which class you wish to purchase.

To invest in any of Calvert's tax-deferred retirement plans, please call Calvert Group at 800-368-2748 to receive information and the required separate application.

 .................................................

Alternative Sales Options
The Fund offers two classes of shares:

Class A Shares - Front End Load Option

Class A shares are sold with a front-end sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed.

Class C shares - Level Load Option

Class C shares are sold without a sales charge at the time of purchase or redemption.

 .................................................

Class C shares have higher expenses than Class
A shares.

Each Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act.
Payments under the Class A Distribution Plan are limited to up to 0.35% with respect to the Capital Accumulation Fund, and up to 0.25% with respect to the New Vision Small Cap Fund, annually of the average daily net asset value of Class A shares, while payments under Class C
Distribution Plan are 1.00% of the average daily net asset value of Class C shares.

 .................................................

Considerations for deciding which class of shares to buy.

Income distributions for Class A shares will probably be higher than those for Class C shares, as a result of the distribution expenses described above. (See also "Total
Return") You should consider Class A shares if you qualify for a reduced sales charge under Class A. Class A shares may also be more appropriate for larger accounts or if you plan to hold the shares for several years. Class C shares are not available for investments of $1 million or more.

Class A Shares
Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                                               Concession
                                    As a % of     As a % of    to Dealers as a
  Amount of                         Offering      Net Amount   % of Amount
  Investment                          Price        Invested    Invested
 .................................................

  Less than $50,000                   4.75%          4.99%        4.00%
  $50,000 but less than $100,000      3.75%          3.90%        3.00%
  $100,000 but less than $250,000     2.75%          2.83%        2.25%
  $250,000 but less than $500,000     1.75%          1.78%        1.25%
  $500,000 but less than $1,000,000   1.00%          1.01%        0.80%
  $1,000,000 and over                 0.00%          0.00%       0.25%*

*CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Fund within twelve months of the time of purchase.

Sales charges on Class A shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge.
Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.

In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares held in accounts maintained by that firm.

 .................................................

Class A Distribution Plan
Each Fund has adopted a Distribution Plan with respect to its Class A shares (the "Class A
Distribution Plan"), which provides for
payments at a maximum rate of 0.35% with respect to the Capital Accumulation Fund, and 0.25% with respect to the New Vision Small Cap
Fund, of the average daily net asset value of Class A shares, to pay expenses associated with the distribution and servicing of Class A shares. Amounts paid by the Fund to CDI under the Class A Distribution Plan are used to pay to broker-dealers and others, including CDI salespersons who service accounts, service fees at an annual rate of up to 0.25% of the average daily net asset value of Class A shares, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the fiscal year ended March 31, 1997, Class A distribution Plan expenses for the Capital Accumulation Fund were 0.35% and were waived for the New Vision Small
Cap Fund.

Class C Shares
Class C shares are not available through all dealers. Class C shares are offered at net asset value, without a front-end sales charge or a contingent deferred sales charge. Class C expenses are higher than those of Class A.

 .................................................

Class C Distribution Plan
Each Fund has adopted a Distribution Plan with respect to its Class C shares (the "Class C
Distribution Plan"), which provides for
payments at an annual rate of up to 1.00% of the average daily net asset value of Class C shares, to pay expenses of the distribution and servicing of Class C shares. Amounts paid by the Fund under the Class C Distribution Plan are currently used by CDI to pay broker-dealers and other selling firms quarterly compensation at an annual rate of up to 0.75%, plus a service fee of up to 0.25%, of the average daily net asset value of each share sold by such others. During the fiscal year ended March
31, 1997, Class C Distribution Plan expenses for the Capital Accumulation Fund were 1.00% of the average daily net assets. For the period ended March 31, 1997, distribution expenses were waived for the New Vision Small Cap Fund.

 .................................................

Arrangements with Broker-Dealers and Others
CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CDI may receive reimbursement of eligible marketing and distribution expenses from the Fund's Rule
12b-1 Distribution Plan and in compliance with the rules of the NASD.

Broker-dealers or others may receive different levels of compensation depending on which class of shares they sell. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

                         HOW TO BUY SHARES

METHOD            INITIAL INVESTMENT    ADDITIONAL
INVESTMENT

BY MAIL           $2,000 minimum                  $250   minimum
                  Please make your check payable  Please make your check payable
                  to the Fund ad mail it          to the Fund and mail it
                  with your application to:       with your investment slip to:
                  Calvert Group                   Calvert Group
                  P.O. Box 419544                 P.O. Box 419544
                  Kansas City, MO 64141-6544      Kansas City, MO 64141-6544

BY REGISTERED,    Calvert Group                   Calvert Group
CERTIFIED, OR     c/o NFDS, 6th Floor             c/o NFDS, 6th Floor
OVERNIGHT MAIL    1004 Baltimore                  1004 Baltimore
                  Kansas City, MO 64105-1807      Kansas City, MO 64105-1807

THROUGH           $2,000 minimum                  $250 minimum
BROKER
AT THE CALVERT    Visit the Calvert Branch Office to make investments by check.
BRANCH OFFICE     See the back cover page for the address.


FOR ALL OPTIONS BELOW, PLEASE CALL YOUR
FINANCIAL PROFESSIONAL OR
CALVERT GROUP AT 800-368-2745

BY EXCHANGE      $2,000 minimum                   $250 minimum
(FROM YOUR
ACCOUNT IN      When opening an account by exchange, your new account
ANOTHER         must be established with the same name (s), address and taxpayer
CALVERT         identification number as your existing Calvert account.
FUND)

BY BANK WIRE    $2,000 minimum                    $250 minimum

BY CALVERT      Not Available                     $50   minimum
MONEY           for Initial Investment
CONTROLLER

*Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

 .................................................

Net asset value per share ("NAV)" refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.
The NAV of each class will vary daily based on the market values of the Fund's investments.

Portfolio securities and other assets are valued based on market quotations, except that securities maturing within 60 days are valued at amortized cost. If quotations are not available, securities are valued by a method that the Board of Directors/Trustees believes accurately reflects fair value.

The NAV is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York
Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).



-------------------------------------------------
       WHEN YOUR ACCOUNT WILL BE CREDITED
 .................................................

Before you buy shares, please read the
following information to make sure your
investment is accepted and credited properly.

Your purchase will be processed at the next offering price based on the next net asset value calculated after your order is received and accepted. All your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, the Fund may hold payment on redemptions until it is reasonably satisfied that the investment is collected
(normally up to 10 business days from purchase date). To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited when received by the transfer agent. Any check purchase received without an investment slip may cause delayed crediting.


Certain financial institutions or
broker-dealers which have entered into a sales agreement with CDI may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES
 .................................................

Each exchange represents the sale of shares of one Fund and the purchase of shares of another.
Therefore, you could realize a taxable gain or loss on the transaction.

If your investment goals change, the Calvert
Group Family of Funds has a variety of
investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other
Calvert Group Funds in order to respond to changes in your goals or in market conditions.
However, to protect a Fund's performance and to minimize costs, Calvert Group discourages frequent exchanges and may prohibit additional purchases of Fund shares by persons engaged in too many short-term trades. Before you make an exchange from a Fund or Portfolio, please note the following:

     Call your broker or a Calvert
     representative for information and a
     prospectus for any of Calvert's other
     Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

     Complete and sign an application for an
     account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

     Shares on which you have already paid a
     sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge.
     Class C shares may be exchanged for shares of another fund, but will be charged the front-end sales charge, if applicable.

     Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same
     Portfolio during any 6-month period will be given written notice that they may be prohibited from making additional investments. This policy does not prohibit a shareholder from redeeming shares of the Fund, and does not apply to trades solely among money market funds.

     For purposes of the exchange privilege,
     the Fund is related to Summit Cash
     Reserves Fund by investment and investor services. The Fund reserves the right to terminate or modify the exchange privilege in the future upon 60 days' written notice.

OTHER CALVERT GROUP SERVICES
 .................................................

Calvert Information Network
Calvert Group has a round-the-clock telephone service that lets existing customers obtain prices, yields, performance information, account balances, and authorize certain transactions.

 .................................................

Calvert Money Controller
Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

This service allows you to authorize electronic transfers of money to purchase or sell shares.
You use Calvert Money Controller like an
"electronic check" to move money ($50 to $300,000) between your bank account and your Calvert Group account with one phone call.
Allow one or two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption requests will be honored. All Calvert Money
Controller transaction requests must be
received by 4:00 p.m. Eastern time.

You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. Share purchases made through Calvert Money Controller will be subject to the applicable sales charge.

 .................................................

Telephone Transactions
Calvert may record all telephone calls.

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. You automatically have telephone privileges unless you elect otherwise. Each Fund, the transfer agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

 .................................................

Optional Services
Complete the account application for the easiest way to establish services.

The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call Calvert Investor
Relations at 800-368-2745 for further
assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, trust company, savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings
Householding reduces Fund expenses while saving paper and postage expenses.

If you have multiple accounts with Calvert, you may receive combined mailings of statements, confirms, prospectuses, semi-annual and annual reports. Please contact Calvert Investor
Relations at 800-368-2745 to consolidate mailings and receive additional copies of information.

 .................................................

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

If you are purchasing shares of the Fund through a program of services offered by a broker, dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

 .................................................

Tax-Saving Retirement Plans
Contact Calvert Group for complete information kits discussing the plans, and their benefits, provisions and fees.

Calvert Group can set up your new account in the Fund under one of several tax-deferred plans. These plans let you invest for retirement and shelter your investment income from current taxes. Minimums may differ from those listed in the chart on page 21. Also, reduced sales charges may apply. See "Exhibit
A" - Reduced Sales Charges."

     Individual retirement accounts (IRAs):
     available to anyone who has earned income.
     You may also be able to make investments in the name of your spouse, if your spouse has no earned income.

     Qualified Profit-Sharing and
     Money-Purchase Plans (including 401(k)
     Plans): available to self-employed people and their partners, or to corporations and their employees.

     Simplified Employee Pension Plan
     (SEP-IRA): available to self-employed
     people and their partners, or to
     corporations.

     403(b)(7) Custodial Accounts: available to employees of most non-profit organizations and public schools and universities.

HOW TO SELL YOUR SHARES
 .................................................

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted.
See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that the Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days). The Fund reserves the right to redeem in kind (i.e., to give you the value of your redemption in portfolio securities instead of in cash).

 .................................................

-------------------------------------------------
       REDEMPTION REQUIREMENTS TO REMEMBER
To ensure acceptance of your redemption
request, please follow the procedures described here and below.

Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock
Exchange is closed (or when trading is
restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

 .................................................

Minimum account balance is $1,000 per Fund, per class.

Please maintain a balance in each of your fund accounts of at least $1,000, per Fund, per class. If, due to redemptions, the account falls below $1,000, or you fail to invest at least $1,000, your account may be charged a service fee or closed and the proceeds mailed to you. You will be given a notice that your account will be closed after 30 days if the balance is not brought up to the required minimum amount.

 .................................................

By Mail To: Calvert Group, P.O. Box 419544
Kansas City, MO 64141-6544.

You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers.
If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.


  Type of Registration      Requirements

Corporations,         Letter of instruction and corporate resolution, signed by
Associations          person(s) authorized to act on the account, accompanied
                      by signature guarantee(s).

Trusts Letter of instruction signed by the Trustee(s)(as Trustees), with a signature guarantee.(If the Trustee's name is not registered on your account, provide a copy of the trust document,certified within the last 60 days.)
By Telephone

Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions."
If for any reason you are unable to reach the Fund by telephone, whether due to mechanical difficulties, heavy market volume or otherwise, you may send a written redemption request to the Fund by overnight mail. If your account is held through a broker, see "Through Your
Broker."

 .................................................

Exchange to Another Calvert Group Fund

You must meet the minimum investment
requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter. See "Exchanges."

 .................................................

Systematic Check Redemptions

If you maintain an account with $10,000 or more, you may have up to two (2) redemption checks for $100 or more sent to you on the 15th of each month, simply by sending a letter with all the information, including your account number, and the dollar amount. If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

 .................................................

Through your Broker

If your account is held in your broker's name
("street name"), you should contact your broker directly to transfer, exchange or redeem shares.



-------------------------------------------------
       DIVIDENDS, CAPITAL GAINS AND TAXES
 .................................................

Each year, both Funds distribute substantially all of their respective net investment income to their shareholders.

Dividends from a Fund's net investment income are declared and paid annually. Net investment income consists of the interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of a Fund's net short-term capital gains (treated as dividends for tax purposes) and its net long-term capital gains, if any, are normally declared and paid by a Fund once a year; however, a Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes; dividend payments will generally be higher for Class A shares.

Dividend and Distribution Payment Options
Dividends and any distributions are
automatically reinvested in the same Fund at NAV (no sales charge), unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller).
Dividends and distributions may be
automatically invested in an identically registered account with the same account number in any other Calvert Group Fund at NAV. If reinvested in the same Fund account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S.
Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

 .................................................

"Buying a Dividend"

At the time of purchase, the share price of a Fund may reflect undistributed income, capital gains or unrealized appreciation of securities.
Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, the Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

 .................................................

Federal Taxes

Each Fund normally distributes all net income and capital gain to shareholders. These distributions are taxable to you regardless of whether they are taken in cash or reinvested.
Distributions of net investment income are taxable as ordinary income; distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held the shares. Dividends and distributions declared during October, November or December and paid in January of the following year are taxable in the year they are declared. The Funds will mail you Form 1099-DIV in January indicating the federal tax status of your dividends. If distributions exceed the respective Fund's net investment income and capital gain for the year, the excess will reduce your tax basis for your shares in that Fund.

 .................................................

You may realize a capital gain or loss when you sell or exchange shares.

If you sell or exchange your Fund shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares which were sold. In January, each Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges.
You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

 .................................................

Taxpayer Identification Number

If we do not have your correct Social Security or Corporate Tax Identification Number ("TIN") and a signed certified application or Form W9, Federal law requires the Funds to withhold 31% of your dividends and certain redemptions. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The
Funds reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.



                    EXHIBIT A
      REDUCED SALES CHARGES (CLASS A ONLY)
 .................................................

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Funds at the time of purchase to take advantage of the reduced sales charge.


Right of Accumulation
The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

 .................................................

Letter of Intent
If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

 .................................................

Group Purchases
If you are a member of a qualified group, you may purchase shares of a Fund at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Fund's shares, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to CDI or dealers.

Pension plans may not qualify participants for group purchases; however, such plans may qualify for reduced sales charges under a separate provision (see below). Members of a group are not eligible for a Letter of Intent.

 .................................................

Retirement Plans Under Section 457,
Section 403(b)(7), or Section 401(k)
There is no sales charge on shares purchased for the benefit of a retirement plan under Section
457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under
Section 403(b)(7) of the Code if, at the time of purchase, Calvert Group has been notified in writing that the 403(b)(7) plan has at least
200 eligible employees. Furthermore, there is no sales charge on shares purchased for the benefit of a retirement plan qualifying under Section
401(k) of the Code if, at the time of such purchase, the 401(k) plan administrator has notified Calvert Group in writing that a) its 401(k) plan has at least 200 eligible employees; or b) the cost or current value of shares the plan has in Calvert Group of Funds
(except money market funds) is at least $1 million.

Neither the Funds, nor CDI, nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group
Retirement Plans, 4550 Montgomery Avenue, Suite
1000N, Bethesda, Maryland 20814.

 .................................................

Other Circumstances
There is no sales charge on shares of any fund
(portfolio or series) of the Calvert Group of Funds sold to:
(1) Directors, Trustees, Officers, Advisory
Council Members, employees of the Calvert Group of Funds or affiliated companies, employees of broker dealers distributing the Funds' shares and family members of the above; (2) Purchases made through a Registered Investment Advisor;
(3) Trust departments of banks or savings institutions for trust clients of such bank or institution; and (4) Purchases through a broker maintaining an omnibus account with the Fund and purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or
(b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in
Section 401(a) or Section 403(b) of the I.R.C., and "rabbi trusts."

 .................................................

Dividends and Capital Gain Distributions from other Calvert Group Funds
You may prearrange to have your dividends and capital gain distributions from another Calvert
Group Fund automatically invested in your account with no additional sales charge.

 .................................................

Purchases made at net asset value ("NAV")
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

 .................................................

Reinstatement Privilege
If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the NAV next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

                            The Calvert Fund:
                      Calvert Strategic Growth Fund

                   Statement of Additional Information
                              July 31, 1997



INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TABLE OF CONTENTS

Investment Objective and Policies                     1
Investment Restrictions                               6
Dividends, Distributions and Taxes                    7
Net Asset Value                                       8
Calculation of Total Return                           9
Purchase and Redemption of Shares                    10
Reduced Sales Charges (Class A)                      11
Advertising                                          11
Trustees and Officers                                11
Investment Advisor and Subadvisor                    15
Method of Distribution                               16
Transfer and Shareholder Servicing Agent             17
Fund Transactions                                    17
Independent Accountant and Custodians                17
General Information                                  17
Financial Statements                                 18
Appendix                                             18

STATEMENT OF ADDITIONAL INFORMATION-July 31, 1997

                             THE CALVERT FUND
                      CALVERT STRATEGIC GROWTH FUND
                         4550 Montgomery Avenue,
                         Bethesda, Maryland 20814

New Account                            (800) 368-2748
Information:                           (301) 951-4820

Shareholder Services:                  (800) 368-2745

Broker                                 (800) 368-2746
Services:                              (301) 951-4850

TDD for the Hearing-Impaired:          (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated July 31, 1997, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

                           INVESTMENT OBJECTIVE

         Calvert Strategic Growth Fund (the "Fund") is a nondiversified series of The Calvert Fund, an open-end management investment company. The Fund seeks maximum long-term growth primarily through investment in equity securities, consistent with the Fund's Investment Principles as developed by the Fund's investment subadvisor. Under normal market conditions, the Fund strives to be fully invested. In a declining market, the Fund may raise cash, establish short positions, or employ other defensive strategies in an attempt to protect against the decline of its investments. To the extent possible, investments are made in enterprises that make a significant contribution to our society through their products and services and through the way they do business.

SPECIAL RISKS OF THE FUND'S INVESTMENT STRATEGIES

         The Fund may purchase put and call options, and write (sell) covered put and call options, on equity and debt securities, foreign currencies and stock or debt indices. The Fund may purchase or write both exchange-traded and OTC options. These strategies may also be used with respect to futures.
         An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during a particular month in the future at a specified price. Successful use of the Fund's investment strategies with respect to futures, options and short sales depends on the ability to predict movements of the overall securities, currency and interest rate markets, which is a different skill than that required to select equity and debt investments. There can be no assurance that a chosen strategy will succeed.
         There may not be an expected correlation between price movements of a hedging instrument and price movements of the investment being hedged, so that the Fund may lose money notwithstanding employment of the hedging strategy.
         While the Fund's investment strategies can reduce risk of loss by offsetting the negative effect of unfavorable price movements, they can also reduce the opportunity for gain by offsetting the positive effect of a favorable price movement. If the variance is great enough, a decline in the price of an instrument may result in a loss to the Fund.
         The Fund may be required to cover its assets in a segregated account. If an investment cannot be liquidated at the time the Subadvisor believes it is best for the Fund, the Fund might be required to keep assets on reserve that it otherwise would not have had to maintain. Similarly, it might have to sell a security at an inopportune time in order to maintain the reserves.

FUTURES AND OPTIONS

         The Fund is authorized to invest in certain types of futures, options, warrants and stock rights for the purpose of hedging, that is, protecting against the risk of market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. Although a hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of the transaction will reduce the potential return on the security or the portfolio. The Fund may only write call options on securities that it owns (i.e., that are "covered"). No more than 50% of the Fund's total assets shall be subject to outstanding options contracts. Management presently intends to cease writing options in the event that 25% of total assets are subject to outstanding options contracts. As an operating policy, the Fund may purchase a call or put option on securities (including a straddle or spread) only if the value of that option premium, when aggregated with the premiums of all other options on securities held by the Fund, does not exceed 5% of the Fund's assets. Following is a summary of the futures, options, warrants and stock rights in which the Fund may invest:
         In exchange for a premium, a call option on a security, security index or a foreign currency, gives the holder (buyer) of the option the right (but not the obligation) to purchase the underlying security, security index or foreign currency at a specified price (the exercise price) at any time until a certain date (the expiration date). The writer (seller) of a call option has the corresponding obligation to deliver the underlying security or foreign currency in the event the option is exercised by the holder of the option. A call option on a securities index is similar to a call option on an individual security or foreign currency, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which the writer purchases an option of the same series as the option previously written.
         The Fund may purchase put options on a security, security index or foreign currency. A put option gives the holder (buyer) of the option the right (but not the obligation) to sell a security at the exercise price at any time until the expiration date. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security or foreign currency, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transactions costs.
         With respect to securities and foreign currencies, the Fund may write (sell) call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Options on foreign currencies will be covered by securities denominated in that currency. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be covered by maintaining sufficient collateral to cover the option.
         The Fund may write (sell) call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value. During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. The writer retains the risk of loss should the price of the underlying security or foreign currency decline.
         The Fund may also write a call or put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.
         The Fund may invest in financial futures contracts including interest rate futures contracts, foreign currency futures contracts, and securities index futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. (See "Foreign Currency Transactions.") A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
         The Fund may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Fund, it could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. The correlation is imperfect between movements in the prices of futures or option contracts, and the movements of prices of the securities which are subject to the hedge. If the Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Fund may suffer a greater loss than if it had not hedged.
         Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Fund while the purchase or sale of the contract would not have resulted in a loss.
         The Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.
         Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets may be invested in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

NONINVESTMENT GRADE (HIGH YIELD/HIGH RISK - OR JUNK BOND) DEBT SECURITIES

         The Fund may invest up to 35% of its assets in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody s), or in unrated securities determined by the Advisor to be comparable. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, which may make them less marketable.
         The Fund will not purchase any securities rated lower than C. The quality limitation set forth in the investment policy is determined immediately after the Fund's acquisition of a security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing high-yielding securities, rated or unrated, the Subadvisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

FOREIGN SECURITIES
         The Fund does not presently invest in foreign securities, nor does the Subadvisor intend to become involved in foreign markets in the near future. However, the Fund may make such investments in the future. In the event the Fund undertakes investment in foreign securities in the future, additional costs may be incurred, since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars. Foreign companies and foreign investment practices are not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those applicable to United States companies. There may be less public information available about foreign companies.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged United States investors from making certain investments abroad. While such taxes or restrictions are not presently in effect, they may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest.

FOREIGN CURRENCY TRANSACTIONS
         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
         The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.
         Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
         Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

INVESTMENTS IN PRECIOUS METALS

         The price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in just a few countries, such as South Africa, the United States, the Commonwealth of Independent States (formerly the Soviet Union), Australia, Canada and China, the social and economic conditions in those countries can affect the price of gold and gold-related companies located elsewhere. The price of gold bullion or coins is more affected by broad economic and political conditions. Markets in commodities, such as gold, can be volatile and there may be sharp fluctuations in prices. Such investments, however, may be beneficial to the investment performance of the Fund as a hedge against inflation as well as an investment with possible growth potential.

                         INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS

         The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

         1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. (The remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable).
         2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
         3. Make loans of more than one-third of the assets of the Fund, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         4. Underwrite the securities of other issuers, except as permitted by the Board of Trustees within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         5. Purchase from or sell to any of the Fund's officers or trustees, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         6. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or enter into futures contracts and options on futures contracts, foreign currency futures, interest rate futures and options thereon.

Nonfundamental Investment Restrictions

         The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

         7. Purchase the securities of any issuer with less than three years continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.
         8. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
         9. Invest, in the aggregate, more than 5% of its net assets in the securities of issuers restricted from selling to the public without registration under the Securities Act of 1933, excluding restricted securities eligible for resale pursuant to Rule 144A under that statute.
         10. Purchase or retain securities of any issuer if the officers, Trustees of the Fund or its Advisors, owning beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.
         11. Invest in warrants if more than 5% of the value of the Fund's net assets would be invested in such securities.
         12. Invest in interests in oil, gas, or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.
         13. Borrow money in an amount exceeding one-third of the Fund's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
         14. Invest for the purpose of exercising control or management of another issuer.
         15. Invest in the shares of other investment companies, except as permitted by the 1940 Act or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Trustees.
         16. Purchase more than 10% of the outstanding voting securities of any issuer.

         For purposes of the Fund's concentration policy contained in restriction (2), above, the Fund classifies the respective industries based upon William O Neil's Investor's Business Daily industry classification.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                   DIVIDENDS, DISTRIBUTIONS, AND TAXES

         The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes.
         Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
         Investors should note that the Internal Revenue Code ("Code") may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
         The Fund is required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Fund if; (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction:
(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under Sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

Nondiversified Status
         The Fund is a "nondiversified" investment company under the Investment Act of 1940 (the "Act"), which means the Fund is not limited by the Act in the proportion of its assets that may be invested in the securities of a single issuer. A nondiversified fund may invest in a smaller number of issuers than a diversified fund. Thus, an investment in the Fund may, under certain circumstances, present greater risk of loss to an investor than an investment in a diversified fund. However, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To qualify for this Subchapter M tax treatment, the Fund will limit its investments to satisfy the Code diversification requirements so that, at the close of each quarter of the taxable year, (i) not more than 25% of the fund's assets will be invested in the securities of a single of a single issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, and (ii) with respect to 50% of its assets, not more than 5% of its assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities issuer. Investments in United States Government securities are not subject to these limitations; while securities issued or guaranteed by foreign governments are subject to the above tests in the same manner as the securities of non-governmental issuers. The Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

                             NET ASSET VALUE

         The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
         The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price and if not available then the previous days sales price is used; if the bid price is higher or the asked price is lower than the previous last sales price, the higher bid or lower asked prices may be used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars at last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which was likely to materially change the net asset value, then the instrument would be valued using fair value consideration by the Trustees or their delegates.

Net Asset Value and Offering Price Per Share
         Class A net asset value per share
         ($94,624,910/6,798,190 shares          $13.92
         Maximum sales charge
         (4.75% of Class A offering price)        0.69
         Offering price per Class A share       $14.61

         Class C net asset value and offering price per share
         ($16,523,655/1,207,832 shares)         $13.68

                       CALCULATION OF TOTAL RETURN

         The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed per class by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period. Total return is computed according to the following formula:

                             P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period. Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum class A front-end sales charge, except quotations of "return without maximum load," which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for actual return, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Returns for the Fund's Class A and C shares for periods ended March 31, 1997 are as follows:

                          Class A Shares   Class A Shares     Class C
Shares
                          Return Without   Average Annual     Return
Without
                          Maximum          Return             Maximum
                          Sales Load       With Maximum       Sales Load
                                           Sales Load

One Year                  -21.17%          -24.92%            -21.75%

Since Inception
(May 5, 1994)             1.02%            -.66%              .23%

                    PURCHASE AND REDEMPTION OF SHARES

         Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch office or brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, plus the sales charge, if applicable, as set forth in the Fund's Prospectus.
         All purchases of Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged investors whose purchase checks are returned for insufficient funds.
         Telephone redemption requests are processed upon the date of receipt, if received prior to 4:00 p.m. Redemption proceeds are normally transmitted or mailed the next business day, although payment by check of redemption proceeds may take up to five business days; however, telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         Amounts redeemed by telephone may be mailed by check to the investor to the address of record without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic bank or savings association that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the institution is not a Federal Reserve System member, failure of immediate notification to that institution by the correspondent bank could result in a delay in crediting the funds to the investor's account at the institution.
         To change redemption instructions already given, shareholders must send a notice to Calvert Group, with a voided copy of a check for the bank wiring instructions to be added, to c/o NFDS, P.O. Box 419544, Kansas City, MO 64141-6544. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, trust company, savings association or member firm of any national securities exchange. Other documentation may be required from corporations, fiduciaries and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of a written redemption request. If the investor so instructs in such written redemption request, the check will be mailed or the redemption proceeds wired or transferred electronically to a preauthorized account at the investor's bank or savings association.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered a suspension of trading for the protection of shareholders. Redemption proceeds are normally mailed, wired or transferred electronically the next business day but in no event later than seven days after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

                     REDUCED SALES CHARGES (CLASS A)

         The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. Please see Exhibit A - Reduced Sales Charges in the Prospectus. For shareholders who intend to invest at least $50,000, a Letter of Intent is included in the Appendix to this Statement of Additional Information.

                               ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples of securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron s, Nelson's and The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information, and may provide biographical information on, or quote, portfolio managers or Fund officers. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

                          TRUSTEES AND OFFICERS

Trustee, RICHARD L. BAIRD, JR., 211 Overlook Drive, Pittsburgh, Pennsylvania 15216, 05/09/48. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund, Inc. and Calvert World Values Fund, Inc.
Trustee, FRANK H. BLATZ, JR., Esq., 308 East Broad Street, P.O. Box 2007, Westfield, New Jersey 07091, 10/29/35. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A Trustee, FREDERICK T. BORTS, M.D., 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817, 07/23/49. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania.
*Trustee, CHARLES E. DIEHL, 1658 Quail Hollow Court, McLean, Virginia 22101, 10/13/22. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company.
Trustee, DOUGLAS E. FELDMAN, M.D., 7536 Pepperell Drive, Bethesda, Maryland 20817, 05/23/48. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C. metropolitan area. Trustee, PETER W. GAVIAN, CFA, 3005 Franklin Road, North Arlington, Virginia 22201, 12/08/32. Mr. Gavian was a principal of Gavian De Vaux Associates, an investment banking firm. He continues to be President of Corporate Finance of Washington, Inc.
Trustee, JOHN G. GUFFEY, JR., 7205 Pomander Lane, Chevy Chase, Maryland 20815, 05/15/48. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund, Inc. *President and Trustee, BARBARA J. KRUMSIEK, Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds.
Trustee, M. CHARITO KRUVANT, 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015, 12/08/45. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.
Trustee, ARTHUR J. PUGH, 4823 Prestwick Drive, Fairfax, Virginia 22030, 09/24/37. Mr. Pugh serves as a Director of Acacia Federal Savings Bank.
* Senior Vice President and Trustee, DAVID R. ROCHAT, Box 93, Chelsea, Vermont 05038, 10/07/37. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc.
*Trustee, D. WAYNE SILBY, Esq., 1715 18th Street, N.W. Washington, D.C. 20009, 07/20/48. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund, Inc. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company.
Senior Vice President, RENO J. MARTINI, 01/13/50. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund, Inc.
Treasurer, RONALD M. WOLFSHEIMER, CPA, 07/24/52. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc.
Vice President and Secretary, WILLIAM M. TARTIKOFF, Esq., 08/12/47. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company.
Vice President, EVELYNE S. STEWARD, 11/14/52. Ms. Steward is a director and Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio.
Vice President, DANIEL K. HAYES, 09/09/50. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc.
Assistant Secretary, SUSAN WALKER BENDER, Esq., 01/29/59. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Assistant Secretary, KATHERINE STONER, Esq., 10/21/56. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. Assistant Secretary and Compliance Officer, LISA CROSSLEY, Esq., 12/31/61. Ms. Crossley is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
Assistant Secretary, IVY WAFFORD DUKE, Esq., 09/07/68. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.

*"Interested persons" of the Fund under the Investment Company Act of 1940.


         Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, Silby and Ms. Krumsiek are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl, Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey, Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only Mr. Martini and Ms. Krumsiek is among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the Fund as a group own less than 1% of the Fund's outstanding shares.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh, and Ms. Kruvant. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, Silby and Ms. Krumsiek.
         Messrs. Baird, Guffey and Silby serve on the High Social Impact Investments Committee which assists the Fund in identifying, evaluating and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria.
         For fiscal year 1996 and 1997, trustees of the Fund not affiliated with the Fund's Advisor were paid $13,288 and $18,144. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1,500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as Pension or Retirement Benefits Accrued as part of Fund Expenses, below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees


                        Trustee Compensation Table



Name of Director        Aggregate           Pension or         Total
                        Compensation        Retirement         Compensation
                        from Registrant     Benefits           from
                        for service         Accrued as         Registrant and
                        as Director         part of            Fund Complex
                                            Registrant         paid to
                                            Expenses<F1>       Directors<F2>

Richard L. Baird, Jr.    $400               $0                 $8,725
Frank H. Blatz, Jr.      $372               $8,875             $8,875
Frederick T. Borts       $372               $0                 $8,125
Charles E. Diehl         $372               $8,875             $8,875
Douglas E. Feldman       $372               $0                 $8,125
Peter W. Gavian          $372               $2,438             $8,125
John G. Guffey, Jr.      $372               $0                 $12,654
M. Charito Kruvant       $372               $0                 $8,125
Arthur J. Pugh           $372               $0                 $8,125
D. Wayne Silby           $372               $0                 $14,832

<F1> Messrs. Blatz, Diehl, Gavian, and Pugh have chosen to defer a portion of their compensation. As of March 31, 1997, total deferred compensation, including dividends and capital appreciation, was $428,690, $428,442, $96,333, and $156,717, for each trustee, respectively.
<F2> As of March 31, 1997 the Fund Complex consists of nine (9)
registered investment companies.

                    INVESTMENT ADVISOR AND SUBADVISOR

         The Fund's Investment Advisor is Calvert Asset Management
Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814,
a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia
Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual"). The Advisor serves as investment advisor to seven other registered investment companies in the Calvert Group of Funds: First Variable Rate
Fund for Government Income; Calvert Tax-Free Reserves; Calvert Cash
Reserves; Calvert Social Investment Fund; Calvert Municipal Fund, Inc.; Calvert World Values Fund, Inc.; and Acacia Capital Corporation, a
registered investment company whose shares are sold to insurance companies to fund the benefits under certain variable annuity and variable life insurance policies; and as sub-advisor to another registered investment company in the Calvert Group of Funds: Calvert New
World Fund, Inc.
         The Advisory Contract between the Fund and the Advisor was entered into as of May 1, 1994, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the
Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days  prior written notice; it automatically terminates in the event of its assignment. The Fund's Subadvisor is Portfolio Advisory Services, Inc. ("Subadvisor or PASI"). Pursuant to an Investment
Subadvisory Agreement with the Advisor, the Subadvisor determines investment selections for the Fund. PASI has been recognized by the
Nelson's Directory of Investment Managers for its private managed accounts.
         The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund, who
are not   affiliated persons  of the Advisor or the Subadvisor within the meaning of the Investment Company Act of 1940; insurance premiums;
trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and all or a portion of distribution and certain other expenses, to the extent allowed by state or federal law or regulation) exceeding the most restrictive expense limitation in those states where the Fund's shares are qualified for sale.
         Under the contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the
Advisor receives a base annual fee of 1.50% of the Fund's average daily net assets, plus or minus a performance adjustment as described in the prospectus.
         For fiscal years 1997, 1996, and 1995, the Fund paid advisory fees of $2,368,558, $2,282,948 and $791,257 and was reimbursed $133,668,
$178,157 and $157,095 from the Advisor, respectively. The Advisor may voluntarily defer its fees or assume expenses of the Fund. For fees waived or expenses assumed between January 1, 1995 through December 31,
1996, the Advisor may recapture from (charge to) the Fund for any such expenses provided that such recapture shall be made to the Advisor only from the two-year period from January 1, 1997 through December 31, 1998, and the original expense ratio at the time the fees were waived or expenses assumed is not exceeded. Each year's current advisory fees
(incurred in that year) will be paid in full before any recapture for a prior year is applied. Recapture then will be applied beginning with the most recent year first. No fees were recaptured for fiscal year 1997 and
1996.
         Calvert  Administrative  Services Company ("CASC"),  an affiliate of the Advisor,  has been retained by the Fund to provide certain
administrative services   necessary  to  the  conduct  of  its  affairs,
including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends,
and the maintenance  of  its  portfolio  and  general  accounting   records.
For providing such services, CASC receives an annual fee from the Fund of 0.20% of the Fund's average daily net assets.


                          METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert
Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a best efforts basis. Under the terms of the agreement, CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plan (see below). For Class A Shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance.
         Pursuant to Rule 12b-1 under the Investment Company Act of
1940, the Fund has adopted Distribution Plans (the  Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets. For fiscal years 1997, 1996 and 1995, Class A Distribution Plan expenses totaled $330,161, $317,541 and $112,467, respectively. Of the Class A
Distribution Plan expenses paid in fiscal year 1997, 1996 and 1995, $285,996, $270,850 and $66,370 was used for broker/dealer compensation and the remainder was used for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders). CDI received net sales charges of $194,570, $247,094 and $419,511, respectively. Expenses under the Fund's Class C Plan may not exceed, on an annual basis, 1.00% of the Fund's Class C average daily net assets.
For fiscal years 1997, 1996, and 1995, Class C Distribution Plan expenses totaled $255,511, $247,589, $73,949, respectively. Of the Class
C Distribution Plan expenses paid in fiscal year 1997, $243,491 was used for broker/dealer compensation.
         The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not interested persons of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Trustees.
         Apart from the Plans, the Advisor and CDI, at their own
expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         Certain   broker-dealers,   and/or  other   persons  may  receive
compensation   from  the  investment   advisor,   underwriter,   or  their
affiliates  for  the  sale  and  distribution  of  the  securities  or for
services  to  the  Fund.   Such   compensation   may  include   additional
compensation  based on assets held through that firm beyond the  regularly
scheduled    rates,   and   finder's   fee   payments   to   firms   whose
representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

                 TRANSFER AND SHAREHOLDER SERVICING AGENT

         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For these services, Calvert Shareholder Services, Inc., receives a fee based on the number of shareholder accounts and the number of shareholder transactions.
         For fiscal years 1997, 1996 and 1995, the Fund paid Calvert Shareholder Services, Inc. fees of $369,737, $363,268 and $165,615, respectively.

                            FUND TRANSACTIONS

         Fund transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Subadvisor under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Fund may pay brokerage commissions to broker-dealers who provide the Fund with statistical, research, or other information and services. Although any statistical research or other information and services provided by such broker-dealers may be useful to the Advisor and the Subadvisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's or Subadvisor's normal research activities or expenses.
         The Advisor and Subadvisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker- dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.
         For fiscal years 1997, 1996 and 1995, the portfolio turnover rate of the Fund was 151%, 402% and 480%, respectively. The decrease is attributable to the Subadvisor's view of a more stable market environment which allowed for longer holding periods.

                  INDEPENDENT ACCOUNTANT AND CUSTODIANS

         Coopers and Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent accountant for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Portfolios.

                           GENERAL INFORMATION

         The Fund was organized as a Massachusetts business trust on March 15, 1982. The series of the Fund include Calvert Income Fund, Calvert Strategic Growth Fund, and Calvert New Vision Small Cap Fund.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

                           FINANCIAL STATEMENTS

         The audited financial statements in the Fund's 1997 Annual Report to Shareholders is expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Fund.

                                 APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds:
         Description of Moody's Investors Service Inc. s/Standard & Poor's municipal bond ratings: Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as gilt edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
          C/C: This rating is only for no-interest income bonds.
          D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper:
          MOODY's INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody s. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR's CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                             LETTER OF INTENT

                                                  Date_________________

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

          I intend to invest in the shares of:
          _______________Fund or Portfolio name*

         during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:
          __ $50,000(not available for mid-load funds) __ $100,000
__ $250,000  __ $500,000 __ $1,000,000 __ $2,500,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.
         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escorted shares will be credited to my account.
         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.
         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.


Dealer


Name of Investor(s)


By
Authorized Signer


Address



Date


Signature of Investor(s)


Date


Signature of Investor(s)

 * Fund in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

CALVERT WORLD VALUES FUND, INC.
CAPITAL ACCUMULATION FUND


Statement of Additional Information
July 31, 1997

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


TABLE OF CONTENTS

Investment Objective and Policies                   1
Investment Restrictions                             8
Purchase and Redemption of Shares                  10
Reduced Sales Charges (Class A)                    11
Net Asset Value                                    11
Calculation of Total Return                        11
Advertising                                        12
Dividends and Taxes                                13
Directors and Officers                             15
Investment Advisor and Subadvisors                 17
Transfer and Shareholder Servicing Agent           19
Method of Distribution                             20
Portfolio Transactions                             21
Independent Accountants and Custodians             21
General Information                                22
Financial Statements                               22
Appendix                                           22

CALVERT WORLD VALUES FUND, INC.
CAPITAL ACCUMULATION FUND


Statement of Additional Information
July 31, 1997

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


TABLE OF CONTENTS

Investment Objective and Policies                   1
Investment Restrictions                             8
Purchase and Redemption of Shares                  10
Reduced Sales Charges (Class A)                    11
Net Asset Value                                    11
Calculation of Total Return                        11
Advertising                                        12
Dividends and Taxes                                13
Directors and Officers                             15
Investment Advisor and Subadvisors                 17
Transfer and Shareholder Servicing Agent           19
Method of Distribution                             20
Portfolio Transactions                             21
Independent Accountants and Custodians             21
General Information                                22
Financial Statements                               22
Appendix                                           22



STATEMENT OF ADDITIONAL INFORMATION-July 31, 1997


CALVERT CAPITAL ACCUMULATION FUND
4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account                            (800) 368-2748
Information:                           (301) 951-4820

Shareholder Services:                  (800) 368-2745

Broker                                 (800) 368-2746
Services:                              (301) 951-4850

TDD for the Hearing-Impaired:          (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated July 31, 1997, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

INVESTMENT OBJECTIVE AND POLICIES

         The Fund seeks to provide long-term capital appreciation by investing primarily in the equity securities of small- to mid-sized companies that are undervalued but demonstrate a potential for growth. Currently, and for the foreseeable future, the Advisor manages the Fund as a mid-cap fund, with a slight bias toward growth style. The Fund will rely on its proprietary research to identify stocks that may have been overlooked by analysts, investors, and the media, and which generally are within the range of capitalization of the S&P 400 Mid-Cap Index, but which may be larger or smaller as deemed appropriate.

         Investments may also include, but are not limited to, preferred stocks, foreign securities, convertible securities, certain options and futures transactions, bonds, notes and other debt securities. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund's investment objective is not fundamental and may be changed without shareholder approval.

Defensive Strategies
         The Fund may employ certain defensive strategies (generally options and futures contracts) in an attempt to protect against the decline of its investments. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during particular months in the future at a specified price. Buying or selling futures contracts -- contracts that establish a price level at a given time for items to be delivered later -- amounts to insurance against adverse price changes, or "hedging."
         The Fund may purchase put and call options, and write (sell) covered put and call options, on equity and debt securities, foreign currencies and stock or debt indices. The Fund may purchase or write both exchange-traded and OTC options. These strategies may also be used with respect to futures.

Special Risks of Defensive Strategies
         Successful use of defensive strategies depends on the ability to predict movements of the overall securities, currency and interest rate markets, which is a different skill than that required to select equity and debt investments. There can be no assurance that a chosen strategy will succeed.
         There may not be an expected correlation between price movements of a hedging instrument and price movements of the investment being hedged, so that the Fund may lose money notwithstanding employment of the hedging strategy.
         While defensive strategies can reduce risk of loss by offsetting the negative effect of unfavorable price movements, they can also reduce the opportunity for gain by offsetting the positive effect of a favorable price movement. If the variance is great enough, a decline in the price of an instrument used for defensive purposes may result in a loss to the Fund.
         The Fund may be required to cover its assets in a segregated account. If an investment is not able to be liquidated at the time the Subadvisor believes it is best for the Fund to do so, the Fund might be required to keep assets on reserve that it otherwise would not have had to maintain. Similarly, it might have to sell a security at an inopportune time in order to maintain the reserves.

Instruments used as part of a Defensive Strategy
         The Fund may write covered call options and purchase call and put options on securities and securities indices, and may write secured put options and enter into option transactions on foreign currency. It may also engage in transactions in financial futures contracts and related options for hedging purposes, and invest in repurchase agreements. A call option on a security, security index or a foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to buy the underlying security, index or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a call option on an individual security or foreign currency has the obligation to sell the underlying security or currency at the exercise price. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which it purchases an option of the same series as the option previously written.
         A put option on a security, security index, or foreign currency gives the purchaser of the option, in return for the premium paid to the writer (seller), the right to sell the underlying security, index, or foreign currency at the exercise price at any time during the option period. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security or foreign currency at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. The Fund may write exchange-traded call options on its securities.
Call options may be written on portfolio securities, securities indices, or foreign currencies. With respect to securities and foreign currencies, the Fund may write call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way against anticipated changes in the market value of portfolio securities which are not otherwise hedged with options or financial futures contracts and will be "covered" by identifying the specific portfolio securities being hedged.
         Options on foreign currencies will be covered by securities denominated in that currency. Options on securities indices will be covered by securities that substantially replicate the movement of the index.
         The Fund may not write options on more than 50% of its total assets. Management presently intends to cease writing options if and as long as 25% of such total assets are subject to outstanding options contracts or if required under regulations of state securities administrators. The Fund may purchase a put or call option on securities (including a straddle or spread) only if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, does not exceed 5% of the Fund's total assets.
         The Fund may write call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities or foreign currencies will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value. During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. It retains the risk of loss should the price of the underlying security or foreign currency decline. Writing call options also involves risks relating to the Fund's ability to close out options it has written. During the option period, the writer of a put option has assumed the risk that the price of the underlying security or foreign currency will decline below the exercise price. However, the writer of the put option has retained the opportunity for an appreciation above the exercise price should the market price of the underlying security or foreign currency increase. Writing put options also involves risks relating to the Fund's ability to close out options it has written.
         The Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security or foreign currency. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transaction costs.
         Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.
         The Fund may enter into financial futures contracts and related options as a hedge against anticipated changes in the market value of portfolio securities or securities which it or the Fund intends to purchase or in the exchange rate of foreign currencies. Hedging is the initiation of an offsetting position in the futures market which is intended to minimize the risk associated with a position's underlying securities in the cash market. Investment techniques related to financial futures and options are summarized below.
         Financial futures contracts in which the Fund may invest include interest rate futures contracts, foreign currency futures contracts and securities index futures contracts. An interest rate futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the interest rate securities called for in the contract at a specified future time and at a specified price. A foreign currency futures contract obligates the seller of the contract to deliver, and the purchaser to take delivery of, the foreign currency called for in the contract at a specified future time and at a specified price. (See "Foreign Currency Transactions.") A securities index assigns relative values to the securities included in the index, and the index fluctuates with changes in the market values of the securities so included. A securities index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. An option on a financial futures contract gives the purchaser the right to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.
         Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements or foreign currency exchange rates, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the Fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Fund while the purchase or sale of the contract would not have resulted in a loss.
         The Fund may purchase and sell financial futures contracts which are traded on a recognized exchange or board of trade and may purchase exchange or board-traded put and call options on financial futures contracts. It will engage in transactions in financial futures contracts and related options only for hedging purposes and not for speculation. In addition, the Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate high-grade debt obligations equal to the market value of the futures contract minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.


Noninvestment-grade (High Yield/High Risk - or Junk Bond) Debt Securities
         The Fund may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody s), which provides that no more than 35% of its assets is in securities rated below BBB, or in unrated securities determined by the Advisor to be comparable to securities rated below BBB. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, which may make them less marketable.
         The quality limitation set forth in the investment policy is determined immediately after the Fund's acquisition of a security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. If an obligation held by the Fund is later downgraded, the Fund's Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Fund's shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Fund's net asset value, and the total percentage, if any, of obligations currently rated below investment grade held by the Fund.
         When purchasing high-yielding securities, rated or unrated, the Subadvisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Foreign Securities
         The Fund may purchase foreign securities. Foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars. Foreign companies and foreign investment practices are not subject to uniform accounting, auditing and financial reporting standards and practices or regulatory requirements comparable to those applicable to United States companies. There may be less public information available about foreign companies.
         United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged United States investors from making certain investments abroad and may be reinstituted from time to time as a means of fostering a favorable United States balance of payments. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Foreign Currency Transactions
         Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
         The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests.
         Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
         Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

Lending Portfolio Securities
         The Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the value of the securities loaned from the Fund will not exceed one-third of the Fund's assets. Loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on such terms the Advisor believes should compensate for such risk. On termination of the loan the borrower is obligated to return the securities to the Fund. The Fund will realize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Nondiversified Status
         The Fund is a "nondiversified" investment company under the Investment Act of 1940 (the "Act"), which means the Fund is not limited by the Act in the proportion of its assets that may be invested in the securities of a single issuer. A nondiversified fund may invest in a smaller number of issuers than a diversified fund. Thus, an investment in the Fund may, under certain circumstances, present greater risk of loss to an investor than an investment in a diversified fund. However, the Fund intends to conduct its operations so as to qualify to be taxed as a "regulated investment company" for purposes of the Code, which will relieve the Fund of any liability for federal income tax to the extent its earnings are distributed to shareholders. To qualify for this Subchapter M tax treatment, the Fund will limit its investments to satisfy the Code diversification requirements so that, at the close of each quarter of the taxable year, (i) not more than 25% of the fund's assets will be invested in the securities of a single issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses, and (ii) with respect to 50% of its assets, not more than 5% of its assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer. Investments in United States Government securities are not subject to these limitations; while securities issued or guaranteed by foreign governments are subject to the above tests in the same manner as the securities of non-governmental issuers. The Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

         1. With respect to 50% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer. (The remaining 50% of its total assets may be invested without restriction except to the extent other investment restrictions may be applicable.)
         2. Concentrate 25% or more of the value of its assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
         3. Make loans of more than one-third of the assets of the Fund, or as permitted by law. The purchase by the Fund of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         4. Underwrite the securities of other issuers, except as permitted by the Board of Directors within applicable law, and except to the extent that in connection with the disposition of its portfolio securities, the Fund may be deemed to be an underwriter.
         5. Purchase from or sell to any of the Fund's officers or directors, or companies of which any of them are directors, officers or employees, any securities (other than shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for customary commissions.
         6. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures contracts, or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that it may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.
         7. Invest in the shares of other investment companies, except as permitted by the 1940 Act or other applicable law, or pursuant to Calvert's nonqualified deferred compensation plan adopted by the Board of Directors in an amount not to exceed 10% or as permitted by law.
         8. Purchase more than 10% of the outstanding voting securities of any issuer.

Nonfundamental Investment Restrictions
         The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. The Fund may not:
         9. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets would be invested in securities of such issuers.
         10. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
         11. Invest, in the aggregate, more than 5% of its net assets in the securities of issuers restricted from selling to the public without registration under the Securities Act of 1933, excluding restricted securities eligible for resale pursuant to Rule 144A under that statute. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se restricted.
         12. Make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The depositor payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
         13. Purchase or retain securities of any issuer if the officers, Directors of the Fund or its Advisors, owning beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.
         14. Invest in warrants if more than 5% of the value of the Fund's net assets would be invested in such securities.
         15. Invest in interests in oil, gas, or other mineral exploration or development programs or leases although it may invest in securities of issuers which invest in or sponsor such programs.
         16. Borrow money, except from banks for temporary or emergency purposes, and then only in an amount not to exceed one-third of the Fund's total assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
         17. Invest for the purpose of exercising control or management of another issuer.

         For purposes of the Fund's concentration policy contained in restriction (2), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.

         Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

PURCHASE AND REDEMPTION OF SHARES

         Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares.
         Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests which would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Fund reserves the right to modify the telephone redemption privilege.
         New shareholders wishing to use the Fund's telephone redemption procedure must so indicate on their Investment Applications and, if desired, designate a commercial bank or securities broker and account to receive the redemption proceeds. Existing shareholders who at any time desire to arrange for the telephone redemption procedure, or to change instructions already given, must send a written notice to the Fund, with a voided check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, pension plans, and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of the written or telephone redemption request. If the investor so instructs in the redemption request, the check will be mailed or the redemption proceeds wired to a predesignated account at the investor's bank. Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, or as allowed by law.
         The right of redemption of Fund shares may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received unless redemptions have been suspended or postponed as described above.

REDUCED SALES CHARGES (CLASS A)

         The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

NET ASSET VALUE

         The net asset value per share of the Fund, the price at which the Fund's shares are redeemed, is determined every business day as of the close of the New York Stock Exchange (generally, 4:00 p.m., Eastern time), and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The public offering price of the Fund's shares is the net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value per share is computed separately for each class by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding for that class. The Fund's securities are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days are valued at cost, plus or minus any amortized discount or premium, unless the Board of Directors determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available are fairly valued by the Advisor in good faith under the supervision of the Board of Directors.

CALCULATION OF TOTAL RETURN

         The Fund may, from time to time, advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment, after deducting the applicable sales charge for Class A shares, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. Note:
"Total Return" when quoted in the Financial Highlights section of the Fund's Prospectus and the Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum sales load" return as referred to herein. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                                P(1 + T)n = ERV

where P = a hypothetical initial payment of $l,000 (less the maximum sales charge imposed during the period calculated); T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Performance is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the Fund's maximum sales charge, except quotations of "return without maximum sales load" which do not reflect deduction of the sales charge. Return without maximum sales load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the above formula, for return without maximum sales load, P = the entire $1,000 hypothetical initial investment and does not reflect deduction of any sales charge. Return may be advertised for other periods, such as by quarter, or cumulatively for more than one year.
         Return for the Fund's shares are as follows:

                         Class A Shares    Class A Shares
                         Without           Total Return
                         Maximum           With Maximum       Class C Shares
                         Sales Load        Sales Load         Total Return

9/30/96 to 3/31/97         -5.59%           -10.05%           -6.18%

Since inception,
10/31/94                   16.97%           14.63%            16.15%

         Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular time period should not be considered an indication of future return.

ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron s, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 1996). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

         The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes because of different expenses.
         Certain options, futures contracts, and options on futures contracts are section 1256 contracts. Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"). Also, section 1256 contracts held by the Fund at the end of each taxable year are treated for federal income tax purposes as being sold on such date for their fair market value. The resultant gains or losses are treated as 60/40 gains or losses. When the section 1256 contract is subsequently disposed of, the actual gain or loss will be adjusted by the amount of the year-end gain or loss. The use of section 1256 contracts may increase the amount of short-term capital gain realized by the Fund and taxed as ordinary income when distributed to shareholders.
         Hedging transactions in options, futures contracts and straddles or other similar transactions will subject the Fund to special tax rules (including mark-to-market, straddle, wash sale and short sales rules). The effect of these rules may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities or convert short-term capital losses into long-term capital losses. Hedging transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders. The Fund may make one or more of the various selections available under the Code with respect to hedging transactions. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made. The Fund will use its best efforts to make any available elections pertaining to the foregoing transactions in a manner believed to be in the best interests of the Fund. The 30% limit on gains from the sale of securities held for less than three months and the diversification requirements applicable to the Fund's assets may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, or options on futures contracts.
         The Fund's transactions in foreign currency-denominated debt and equity securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
         If more than 50% of the Fund's assets at year end consist of the debt and equity securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.
         Dividends and distributions may be subject to state and local taxes. Dividends paid by the Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. The Fund will advise shareholders of the proportion of its dividends consisting of such governmental interest. Shareholders should consult their tax advisors regarding the possible exclusion of this portion of their dividends for state and local tax purposes.
         Investors should note that the Internal Revenue Code may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
         The Fund is required to withhold 31% of any dividends or redemption payments occurring in the Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; or foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

DIRECTORS AND OFFICERS

         JOHN G. GUFFEY, JR., Director. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Acacia Capital Corporation. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815. DOB: 05/15/48.
         *BARBARA J. KRUMSIEK, President and Director. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd.
and as an officer and director of each of its affiliated companies. She is President and Director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. DOB: 08/09/52.
         TERRENCE J. MOLLNER, Ed.D, Director. Dr. Mollner is Founder and Chairperson of Trusteeship Institute, Inc., a diverse foundation known principally for its consultation to corporations converting to cooperative employee-ownership. He served as a Trustee of the Cooperative Fund of New England, Inc., and is now a member of its Board of Advisors. Mr. Mollner also serves as Trustee for the Calvert Social Investment Fund. He is also a founder and member of the Board of Trustees of the Foundation for Soviet-American Economic Cooperation. Address: 15 Edwards Square, Northampton, Massachusetts 01060. DOB: 12/13/44.
         RUSTUM ROY, Director. Mr. Roy is the Evan Pugh Professor of the Solid State Geochemistry at Pennsylvania State University, and Corporation Chair, National Association of Science, Technology, and Society. Address: Material Research Laboratory, Room 102A, Pennsylvania State University, University
Park, Pennsylvania, 16802. DOB: 7/3/24.
         *D. WAYNE SILBY, Esq., Director. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc., and Acacia Capital Corporation. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. Address: 1715 18th Street, N.W., Washington, D.C. 20009. DOB: 07/20/48.
         TESSA TENNANT, Director. Ms. Tennant is the head of green and ethical investing for National Provident Investment Managers Ltd. Previously, she was in charge of the Environmental Research Unit of Jupiter Tyndall Merlin Ltd., and was the Director of the Jupiter Tyndall Merlin investment managers.
Address: 55 Calverley Road, Tunbridge Wells, Kent, TN1 2UE, United Kingdom.
DOB: 5/29/59.
         MOHAMMAD YUNUS, Director. Mr. Yunus is a Managing Director of Grameen Bank in Bangladesh. Address: Grameen Bank, Mirpur Two, Dhaka 1216, Bangladesh.
DOB: 6/28/40.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd. and Senior Vice President and Chief
Investment Officer of Calvert Asset Management Company, Inc. DOB: 01/13/50.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc. and is an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/09/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. He is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 07/24/52.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.
         KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.
         LISA CROSSLEY, Esq., Assistant Secretary and Compliance Officer. Ms. Crossley is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.
         IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/07/68.

*"Interested persons" of the Fund under the Investment Company Act of 1940.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Bethesda, Maryland 20814. Directors and officers as a group own less than one percent of the total outstanding shares of the Fund.
         During fiscal 1997, Directors of the Fund not affiliated with the Fund's Advisor were paid aggregate fees and expenses of $3,072.
         Directors of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

Director Compensation Table
(Fiscal Year 1997)

Name of Director        Aggregate          Pension or         Total
                        Compensation       Retirement         Compensation
                        from Portfolio     Benefits           from Registrant
                        for service        Accrued as         and Fund
                        as Director        part of            Complex paid
                                           Registrant         to Directors <F2>
                                           Expenses<F1>

John Guffey, Jr.        $101               $0                 $12,564
Terrence J. Mollner     $0                 $0                 $10,158
Rustum Roy              $0                 $0                 $2,000
D. Wayne Silby          $101               $0                 $14,832
Tessa Tennant           $0                 $2,000             $2,000
Mohammad Yunus          $0                 $2,000             $2,000


<F1>  None of the Directors have chosen to defer a portion of their compensation as of March 31, 1997.
<F2> As of December  31, 1996, the Fund complex consists of nine (9)
registered investment companies.

INVESTMENT ADVISOR AND SUB-ADVISORS

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor was entered into on May 21, 1992, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. For its services, the Advisor receives an annual base fee, payable monthly, of 0.80% of the Fund's average daily net assets. For the 1995 fiscal period, the Advisor received a fee of $50,418, reimbursed $12,183, and voluntarily waived or assumed $3,256 of expenses. For the 1996 fiscal period, the Advisor received a fee of $243,241 and there were no expenses reimbursed or fees voluntarily waived. For the 1997 fiscal period, the Advisor received a fee of $177,369. There were no expenses reimbursed or fees voluntarily waived.
         The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of directors, executive officers and employees of the Fund, who are not "affiliated persons" of the Advisor or the Subadvisors within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The Fund's current Subadvisor is described in the Prospectus. See "Management of the Fund." The remaining pool of Sub-Advisors are described below.

Apodaca Investment Group, Inc.: Apodaca Investment Group, Inc. of San Francisco, California is a small-cap growth manager that seeks to discover compelling investment ideas by focusing on those entrepreneurial companies that identify and capitalize on positive trends. It looks for companies that are experiencing a powerful acceleration in earnings, exhibit a strong, high quality balance sheet or decidedly improving financial statements and demonstrate strong relative price strength. Its performance index is the Russell 2000.

         Jerry Apodaca is Vice President of Apodaca Investment Group, Inc. He earned a B.A. from the University of New Mexico in 1983, and has had active business experience since that time.

Fortaleza Asset Management, Inc.: Fortaleza Asset Management, Inc., of Chicago, Illinois, is a small-cap growth manager that bases its investment principles on three key elements: (1) a proprietary stock valuation system that incorporates technical and market sentiment indicators to determine optimal buy points; (2) an emphasis on the preservation of capital through the implementation of a strict selling discipline to lock in capital gains and reduce losses; and (3) a discipline that does not force equity commitment in overvalued markets. The investment approach is based on a bottom-up stock selection process. Its performance index is the Russell 2000.

         Ms. Margarita Perez is the founder, President and Portfolio Manager of Fortaleza, and has over 14 years of investment experience. Prior to forming Fortaleza, Ms. Perez was Vice President and Portfolio Manager for Monetta Financial Services, Inc., where she was directly involved in the management of equity accounts totaling in excess of $100 million.

         Ms. Perez is a native of Puerto Rico. She earned an MBA fro DePaul University School of Commerce. Ms. Perez is a member of various professional organizations including the American Institute of CPA s, National Society of Hispanic MBA s, Association for Investment Management and Research, and the National Association of Securities Professionals. She is also a trustee of the Chicago Historical Society.

New Amsterdam Partners, L.P.: New Amsterdam Partners, L.P. is a mid-cap value investment manager in New York, New York. New Amsterdam Partners is a quantitative investment firm, evaluating investment opportunities by comparing expected investment returns. The firm believes that the disciplined use of their valuation techniques, in conjunction with fundamental analysis of companies, is the key to understanding and maximizing investment returns.

         Michelle Clayman, General Partner of New Amsterdam, was a founding partner of the company, which was started in 1986. Prior to co-founding New Amsterdam, Ms. Clayman was a Vice President of Salomon Brothers in charge of STOCKFACTS, an on-line computer system that combines analytical tools for equity analysis and databases and was designed and developed by Ms. Clayman. Ms. Clayman received her Bachelor of Arts from Oxford University and an MBA from Stanford University. She is a CFA and is past President of the Society of Quantitative Analysts.

         Keith Graham is Vice President and Special Limited Partner of New Amsterdam. Before joining the company in 1987, Mr. Graham was an Assistant Treasurer at the Bankers Trust Company, first in the Trust Administration Group and later in the Investment Management Consulting Group.

Sturdivant & Co., Inc.: Sturdivant & Co., Inc., of Clementon, New Jersey, seeks to identify undervalued companies or companies undergoing significant changes that will enhance shareholder value. The company utilizes a conservative, disciplined and consistently-applied decision making process designed to achieve lower risk than the market.

         Ralph Sturdivant is Chairman and CEO who, prior to founding the firm, was a Vice President at Prudential-Bache Securities and an Account Executive with Merrill Lynch. Mr. Sturdivant holds a Bachelor of Arts from Morgan State University and is a member of the Financial Analysts of Philadelphia.

         Albert Sturdivant is President and CIO, and was a principal and manager of the capital markets division of Grigsby, Brandford & Company prior to co-founding Sturdivant & Co. Mr. Sturdivant earned an MBA from the Wharton Business School of the University of Pennsylvania.



Administrative Services
         Calvert Administrative Services Company ("CASC , an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.10% of the Fund's average daily net assets. For the 1995, 1996 and 1997 fiscal periods, CASC received $6,251, $30,405 and $22,248 in administrative fees, respectively.


TRANSFER AND SHAREHOLDER SERVICING AGENT

         Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing quarterly statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc. receives compensation based on the number of shareholder accounts and the number of shareholder transactions. During fiscal period 1995, 1996 and 1997, CSSI received $13,179, $134,497, and $77,552 from the
Fund, respectively.

METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plan (see below). For fiscal period 1997, CDI received distribution fees of $72,378 under the Class A Distribution Plan. Of the Class A distribution expenses paid in fiscal 1997, $44,432 was used to compensate dealers for their share distribution promotional services, and the remainder was used for Advertising. CDI also receives the portion of the sales charge in excess of the dealer reallowance. CDI received net sales charges of $23,647, $151,785, and $49,218 for fiscal periods ending 1995, 1996 and 1997, respectively.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.35% of the Fund's Class A average daily net assets. Expenses under the Fund's Class C Plan may not exceed, on an annual basis, 1.00% of the average daily net assets of Class C. For the period from inception (October 31, 1994) to September 30, 1995, Class C Distribution Plan expenses totaled $4,448. That amount was used entirely to compensate dealers distributing shares, and to compensate the underwriter. For the fiscal year 1996, Class C Distribution Plan expenses totaled $27,695. That amount was used entirely to compensate dealers distributing shares, and to compensate the underwriter. For the fiscal year 1997, Class C Distribution Plan expenses totaled $15,686.
         The Fund's Distribution Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit the Fund and its shareholders.
         The Plans may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.
         Apart from the Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.
         Certain broker-dealers, and/or other persons may receive compensation from the investment advisor, underwriter, or their affiliates for the sale and distribution of the securities or for services to the Fund. Such compensation may include additional compensation based on assets held through that firm beyond the regularly scheduled rates, and finder's fee payments to firms whose representatives are responsible for soliciting a new account where the accountholder does not choose to purchase through that firm.

PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Directors.
         The Fund's policy is to limit portfolio turnover to transactions necessary to carry out its investment policies and to obtain cash for redemption of its shares. Depending upon market conditions, the Fund's turnover expressed as a percentage may in some years exceed 100%, but is not expected to exceed 200%. For the 1995, 1996 and 1997 fiscal periods, the portfolio turnover rates of the Fund were 95%, 114% and 117%, respectively. In all transactions, the Fund seeks to obtain the best price and most favorable execution and selects broker-dealers on the basis of their professional capability and the value and quality of their services. Broker-dealers may be selected who provide the Fund with statistical, research, or other information and services. Such broker-dealers may receive compensation for executing portfolio transactions that is in excess of the compensation another broker-dealer would have received for executing such transactions, if the Advisor determines in good faith that such compensation is reasonable in relation to the value of the information and services provided. Although any statistical, research, or other information or services provided by broker-dealers may be useful to the Advisor, its dollar value is generally indeterminable and its availability or receipt does not materially reduce the Advisor's normal research activities or expenses. During fiscal 1995, no commissions were paid to any officer or director of the Fund, or to any of their affiliates. During fiscal year 1996, $177,000 in aggregate brokerage commissions were paid to broker-dealers. During fiscal year 1997, $17,728 in aggregate brokerage commissions were paid to broker-dealers.
         The Advisor may also execute Fund transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.

INDEPENDENT ACCOUNTANTS AND CUSTODIANS

         Coopers and Lybrand, L.L.P., has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110 acts as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. Neither custodian has a part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

         The Fund was organized as a Maryland Corporation on February 14,
1992. The other series of the Fund is the Calvert International Equity Fund.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

FINANCIAL STATEMENTS

         The Fund's audited financial statements included in its Annual Report to Shareholders dated March 31, 1997, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling The Calvert Fund.

APPENDIX

Corporate Bond Ratings:
Description of Moody's Investors Service Inc. s/Standard & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper Ratings:
         MOODY's INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody s. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR's CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing;
(iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:        (Fund or Portfolio name*)
during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.




Dealer



Name of Investor(s)


By
Authorized Signer



Address



Date



Signature of Investor(s)



Date



Signature of Investor(s)

*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

                            The Calvert Fund:
                    Calvert New Vision Small Cap Fund


                   Statement of Additional Information
                              July 31, 1997



Statement of Additional Information
July 31, 1997

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


TABLE OF CONTENTS

Investment Objective and Policies                   1
Investment Restrictions                             4
Dividends, Distributions and Taxes                  5
Net Asset Value                                     7
Calculation of Total Return                         8
Purchase and Redemption of Shares                   8
Reduced Sales charge (Class A)                      9
Advertising                                         9
Trustees and Officer                               10
Investment Advisor and Subadvisor                  12
Method of Distribution                             12
Transfer and Shareholder Servicing Agent           13
Fund Transactions                                  13
Independent Accountant and Custodians              14
General Informatio                                 14
Financial Statements                               14
Appendix                                           14

STATEMENT OF ADDITIONAL INFORMATION-July 31, 1997

                             THE CALVERT FUND
                    CALVERT NEW VISION SMALL CAP FUND
             4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account                            (800) 368-2748
Information:                           (301) 951-4820

Shareholder Services:                  (800) 368-2745

Broker                                 (800) 368-2746
Services:                              (301) 951-4850

TDD for the Hearing-Impaired:          (800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated July 31, 1997, which may be obtained free of charge by writing the Fund at the above address or calling the Fund.

                           INVESTMENT OBJECTIVE

         Calvert New Vision Small Cap Fund (the "Fund") is a diversified series of The Calvert Fund, an open-end management investment company.
The investment objective of the Fund is to achieve long-term capital appreciation by investing primarily in the equity securities of small companies* publicly traded in the United States. The following discussion supplements the discussion in the Prospectus. Unless otherwise specified, the investment objective, programs and restrictions of the Fund are not fundamental policies. The operating policies of the Fund are subject to change by its Board of Directors without shareholder approval.
         In seeking capital appreciation, the Fund invests primarily in equity securities of small capitalized growth companies that have historically exhibited exceptional growth characteristics and that, in the Adviser's opinion, have strong earnings potential relative to the
U.S. market as a whole. The Fund will take reasonable risks in seeking to achieve its investment objective. There is, of course, no assurance that the Fund will be successful in meeting its objective since there is risk involved in the ownership of all equity securities. The Fund will invest in enterprises that make a significant positive contribution to our society through their products and services and through the way they do business.
         The Fund's investment philosophy emphasizes sustained growth and concentrates on the securities of issuers not generally recognized by the investment community that have a consistent earnings-per-share
growth,  a  unique  product  or  service,   conservative   accounting  and
financial policies, and management capable of long-term growth. While the Fund's policies may, from time to time, result in income return, any such return will be incidental to the objective of long-term capital appreciation.
         Under normal market conditions, the Fund strives to be fully invested. In a declining market, the Fund may raise cash or employ other defensive strategies in an attempt to protect against the decline of its investments.

*Currently those with a total capitalization for initial purchases of less than $1 billion at the time of the Fund's initial investment.

SPECIAL RISKS OF THE FUND'S DEFENSIVE STRATEGIES
         The Fund may purchase put and call options, and write (sell) covered put and call options on equity and debt securities and stock or debt indices. The Fund may purchase or write both exchange-traded and OTC options. These defensive strategies may also be used with respect to futures.
         An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying interest at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A futures contract is an agreement to take delivery or to make delivery of a standardized quantity and quality of a certain commodity during a particular month in the future at a specified price. Successful use of the Fund's investment strategies with respect to futures and options depends on the ability to predict movements of the overall securities, currency and interest rate markets, which is a different skill than that required to select equity and debt investments. There can be no assurance that a chosen strategy will succeed.
         There may not be an expected correlation between price movements of a hedging instrument and price movements of the investment being hedged, so that the Fund may lose money notwithstanding employment of the hedging strategy.
         While the Fund's investment strategies can reduce risk of loss by offsetting the negative effect of unfavorable price movements, they can also reduce the opportunity for gain by offsetting the positive effect of a favorable price movement. If the variance is great enough, a decline in the price of an instrument may result in a loss to the Fund.
         The Fund may be required to cover its assets in a segregated account. If an investment cannot be liquidated at the time the Subadvisor believes it is best for the Fund, the Fund might be required to keep assets on reserve that it otherwise would not have had to maintain. Similarly, it might have to sell a security at an inopportune time in order to maintain the reserves.

futures and options
         The Fund is authorized to invest in certain types of futures, options on equities and equity indexes, warrants and stock rights for hedging purposes only, that is, protecting against the risk of market movements that may adversely affect the value of the Fund's securities or the price of securities that the Fund is considering purchasing. Although a hedging transaction may partially protect the Fund from a decline in the value of a particular security or its portfolio generally, the cost of the transaction will reduce the potential return on the security or the portfolio. The Fund may only write call options on securities that it owns (i.e., that are "covered"). No more than 50% of the Fund's total assets shall be subject to outstanding options contracts. The Fund presently intends to cease writing options in the event that 25% of total assets are subject to outstanding options contracts. As an operating policy, the Fund may purchase a call or put option on securities (including combinations of options such as straddles or spreads) only if the value of that option premium, when aggregated with the premiums of all other options on securities held by the Fund, does not exceed 5% of the Fund's assets. Following is a summary of the futures, options, warrants and stock rights in which the Fund may invest:
         In exchange for a premium, a call option on a security or security index gives the holder (buyer) of the option the right (but not the obligation) to purchase the underlying security or security index at a specified price (the exercise price) at any time until a certain date (the expiration date). The writer (seller) of a call option has the corresponding obligation to deliver the underlying security in the event the option is exercised by the holder of the option. A call option on a securities index is similar to a call option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are to be made in cash. A call option may be terminated by the writer (seller) by entering into a closing purchase transaction in which the writer purchases an option of the same series as the option previously written.
         The Fund may purchase put options on a security or security index. A put option gives the holder (buyer) of the option the right (but not the obligation) to sell a security at the exercise price at any time until the expiration date. Upon exercise by the purchaser, the writer of a put option has the obligation to purchase the underlying security at the exercise price. A put option on a securities index is similar to a put option on an individual security, except that the value of the option depends on the weighted value of the group of securities comprising the index and all settlements are made in cash. Purchasing a call or put option involves the risk that the Fund may lose the premium it paid plus transactions costs.
         With respect to securities and securities indexes, the Fund may write (sell) call and put options on an exchange or over-the-counter. Call options on portfolio securities will be covered since the Fund will own the underlying securities. Call options on securities indices will be written only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts and will be covered by maintaining sufficient collateral to cover the option.
         The Fund may write (sell) call and put options in order to obtain a return on its investments from the premiums received and will retain the premiums whether or not the options are exercised. Any decline in the market value of portfolio securities will be offset to the extent of the premiums received (net of transaction costs). If an option is exercised, the premium received on the option will effectively increase the exercise price or reduce the difference between the exercise price and market value. During the option period, the writer of a call option gives up the opportunity for appreciation in the market value of the underlying security or currency above the exercise price. The writer retains the risk of loss should the price of the underlying security decline.
         The Fund may also write a call or put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale would result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the call or put which is sold.
         The Fund may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Fund, it could be required to make continuing daily cash payments to meet margin requirements in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. The correlation is imperfect between movements in the prices of futures or option contracts, and the movements of prices of the securities which are subject to the hedge. If the Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Fund may suffer a greater loss than if it had not hedged.
         Engaging in transactions in financial futures contracts involves certain risks, such as the possibility of an imperfect correlation between futures market prices and cash market prices and the possibility that the Advisor or Subadvisor could be incorrect in its expectations as to the direction or extent of various interest rate movements, in which case the Fund's return might have been greater had hedging not taken place. There is also the risk that a liquid secondary market may not exist. The risk in purchasing an option on a financial futures contract is that the fund will lose the premium it paid. Also, there may be circumstances when the purchase of an option on a financial futures contract would result in a loss to the Fund while the purchase or sale of the contract would not have resulted in a loss.
         The Fund will not purchase or sell any financial futures contract or related option if, immediately thereafter, the sum of the cash or U.S. Treasury bills committed with respect to its existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of its total assets. At the time of purchase of a futures contract or a call option on a futures contract, an amount of cash, U.S. Government securities or other appropriate liquid debt or equity securities equal to the market value of the futures contract, minus the Fund's initial margin deposit with respect thereto, will be deposited in a segregated account with the Fund's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged. The extent to which the Fund may enter into financial futures contracts and related options may also be limited by the requirements of the Internal Revenue Code of 1986 for qualification as a regulated investment company.
         Warrants and stock rights are almost identical to call options in their nature, use and effect except that they are issued by the issuer of the underlying security rather than an option writer, and they generally have longer expiration dates than call options. The Fund may invest up to 5% of its net assets in warrants and stock rights, but no more than 2% of its net assets may be invested in warrants and stock rights not listed on the New York Stock Exchange or the American Stock Exchange.

NONINVESTMENT GRADE (HIGH YIELD/HIGH RISK) DEBT SECURITIES
         The Fund may invest up to 5% of its total assets in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), or in unrated securities determined by the Advisor to be comparable. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. This may also impact the Fund's Board of Trustees' ability to accurately value these securities and the Fund's assets. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, and any adverse publicity and investor perceptions, whether or not based on fundamental analysis, may make them less marketable.
         The Fund will not purchase any securities rated lower than C (for an explanation of Corporate Bond and Commercial Paper ratings, see Appendix). The quality limitation set forth in the investment policy is determined immediately upon the Fund's acquisition of a security.
Accordingly, any later change in ratings may not be considered when determining whether an investment complies with the Fund's investment policy. Credit ratings evaluate the safety of principal and interest payments, not market value risk of the securities.
         When purchasing high-yielding securities, rated or unrated, the Subadvisor prepares its own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. The Subadvisor also continuously monitors the issuers of the securities in the Fund to assure that their financial condition continues to be adequate. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

LENDING PORTFOLIO SECURITIES
         Although it does not currently intend to do so, the Fund may lend its portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more. Loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills; the amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities.
         The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
         Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its portfolio securities only to those firms the Advisor or Subadvisor deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

                         INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The Fund has adopted the following investment restrictions which cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the shares of the Fund at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Fund. The Fund may not:

         1.       With  respect  to  75%  of  its  total  assets,
         purchase securities of any issuer  (other           than
         obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a
         result, more than 5%       of the  value  of  its  total
         assets would be invested in securities of that issuer.
         2. Concentrate 25% or more of the value of its total assets in any one industry; provided, however, that there is no limitation with respect to investments in obligations issued or guaranteed by the United States Government or its agencies and instrumentalities, and repurchase agreements secured thereby.
         3. Make loans of more than one-third of the total assets of the Fund, other than through the purchase of
         money market instruments and repurchase     agreements
         or by the purchase of bonds, debentures or other debt securities, or the lending of portfolio securities as detailed in the prospectus, or as permitted by law.
         The purchase by the Fund of all or a        portion   of
         an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
         4.       Underwrite  the  securities  of other  issuers,
         except as permitted by the         Board   of   Trustees
         within applicable law, and except to the extent that in connection with the disposition of its portfolio
         securities, the Fund may be        deemed   to   be   an
         underwriter.
         5.       Issue senior  securities  or borrow money in an
         amount exceeding one-third         of the  Fund's  total
         assets, or as permitted by law. In order to secure any permitted borrowings under this section, the Fund may pledge, mortgage or hypothecate its assets.
         6. Except as required in connection with permissible options, futures and commodity activities of the Fund, invest in commodities, commodity futures  contracts,  or  real  estate,  although  it may
         invest in securities which         are  secured  by real
         estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity
         futures, real estate or real       estate  mortgages and
         provided that it may purchase or enter into futures contracts and options on futures contracts, foreign
         currency futures,          interest   rate  futures  and
         options thereon.

NONFUNDAMENTAL INVESTMENT RESTRICTIONS
         The Fund has adopted the following operating (i.e., non-fundamental) investment policies and restrictions which may be changed by the Board of Trustees without shareholder approval. The Fund may not:

         7. Purchase the securities of any issuer with less than three years' continuous operation if, as a result, more than 5% of the value of its total assets
         would              be  invested  in  securities  of such
         issuers.
         8. Invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or  marketable  in the U.S.  are not per se
         illiquid.
         9.       Purchase or retain  securities of any issuer if
         the officers, Trustees of the               Fund,     or
         its Advisors,  owning  beneficially  more than 1/2 of 1%
         of the            securities  of such  issuer,  together
         own beneficially more than 5% of such
         issuer's securities.
         10. Invest in warrants if more than 5% of the value of the Fund's net assets would be invested in such securities.
         11.      Invest  in  interests  in oil,  gas,  or  other
         mineral exploration or development          programs  or
         leases,  although it may invest in securities of issuers
         which              invest in or sponsor such programs.
         12.      Purchase  from  or  sell  to any of the  Fund's
         officers or trustees, or                    companies
         of  which  any  of  them  are  directors,   officers  or
         employees, any             securities     (other    than
         shares of beneficial interest of the Fund), but such persons or firms may act as brokers for the Fund for
         customary                          commissions.
         13.      Invest  in  the  shares  of  other   investment
companies, except as permitted by                    the     1940
Act  or  other   applicable   law,  or   pursuant  to   Calvert's
nonqualified                        deferred   compensation  plan
adopted by the Board of Trustees, in any
event, not to exceed 5% of the Fund's net assets.
        14.       With  respect  to  75%  of  its  total  assets,
         invest 10% or more of its assets in          the  voting
         securities of any one issuer.


         For purposes of the Fund's concentration policy contained in restriction (2), above, the Fund classifies the respective industries according to a revised version of William O'Neil's Investor's Business Daily industry classification.
         Any investment restriction (with the exception of borrowings and illiquid holdings) which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

                   DIVIDENDS, DISTRIBUTIONS, AND TAXES

         The Fund declares and pays dividends from net investment income on an annual basis. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Dividends and distributions paid may differ among the classes.
         Investors should note that the Internal Revenue Code (the "Code") may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original shares as incurred to acquire the new shares.
         The Fund is required to withhold 31% of any dividends and 31% of each redemption transaction occurring in the Fund if; (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         The Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction:
(a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

                             NET ASSET VALUE

         The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market value of the Fund's investments. The net asset value per share for each class is determined every business day at the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time) and at such other times as may be necessary or appropriate. The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
         The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; (b) securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium, unless the Board of Trustees determines such method not to be appropriate under the circumstances; and (c) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Trustees. Equity options are valued at the last sale price; if not available, then the previous day's sales price is used. If the bid price is higher or the asked price is lower than the previous last sales price, the higher bid or lower asked prices may be used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

                       CALCULATION OF TOTAL RETURN

         The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed per class by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
         Total return is computed according to the following formula:

                             P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
         Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum class A front-end sales charge ("return with maximum load"), except quotations of "return without maximum load," which do not deduct sales charge. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated.

Return for the Funds' shares for the period from inception (January 31, 1997) to March 31, 1997, are as follows:

                      Class A Shares       Class A Shares         Class C
                      without Maximum      total Return           Shares
                      Sales Load           with Maximum           Total Return
                                           Sales Load

   Since Inception    -20.07               -23.87                 -20.07

Total return, like net asset value per share, fluctuates in response to changes in market conditions. Performance for any particular time period should not be considered an indication of future return.

                    PURCHASE AND REDEMPTION OF SHARES

         Investments in the Fund made by mail, bank wire or electronic funds transfer, or through the Fund's branch office or brokers participating in the distribution of Fund shares, are credited to a shareholder's account at the public offering price which is the net asset value next determined after receipt by the Fund, plus the sales charge, if applicable, as set forth in the Fund's Prospectus.
         All purchases of Fund shares will be confirmed and credited to shareholder accounts in full and fractional shares (rounded to the nearest 1/1000th of a share). Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. No certificates will be issued for fractional shares. A service fee of $10.00, plus any costs incurred by the Fund, will be charged to investors whose purchase checks are returned for insufficient funds.
         To change redemption instructions already given, shareholders must send a notice to Calvert Group, with a voided copy of a check for the bank wiring instructions to be added, to c/o NFDS, P.O. Box 419544, Kansas City, MO 64141-6544. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, trust company, savings association or member firm of any national securities exchange. Other documentation may be required from corporations, fiduciaries and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the Commission, or if the Commission has ordered a suspension of trading for the protection of shareholders.
         Redemption proceeds are normally paid in cash. However, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

Net Asset Value and Offering Price Per Share

Class A net asset value per share
($1,214,896/101,347 shares)                          $11.99
Maximum sales charge
(4.75% of Class A offering price)                      0.60
Offering Price per Class A share                      12.59


Class C net asset value and offering price per share
($200,089/16,690 shares)                             $11.99


                     REDUCED SALES CHARGES (CLASS A)

         The Fund imposes reduced sales charges for Class A shares in certain situations in which the Principal Underwriter and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, say, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus, the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing Fund shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund shares to their members. Please see "Exhibit A - Reduced Sales Charges" in the Prospectus. For shareholders who intend to invest at least $50,000, a Letter of Intent is included in the Appendix to this Statement of Additional Information.

                               ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list its holdings or give examples of securities that may have been considered for inclusion in the Fund, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, Nelson's and The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information, and may provide biographical information on, or quote, portfolio managers or Fund officers. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31,
1996). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                           TRUSTEES AND OFFICERS

     RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New WorldFund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
     FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB: 10/29/35. Address: 308 East Broad Street, PO Box 2007, Westfield, New Jersey 07091.
     FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.
     <F1> CHARLES E. DIEHL,  Trustee.  Mr. Diehl is Vice  President  and
Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address:
1658 Quail Hollow Court, McLean,  Virginia 22101.

     DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOB:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
     PETER W. GAVIAN, CFA, Trustee. Mr. Gavian was a principal of Gavian De Vaux Associates, an investment banking firm. He continues to be President of Corporate Finance of Washington, Inc. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.
     JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
     M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015.
     ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
     <F1> DAVID R. ROCHAT,  Senior Vice  President  and Trustee.  Mr.  Rochat is
Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
     <F1> D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
     <F1> CLIFTON S. SORRELL,  JR., President and Trustee. Mr. Sorrell serves as
President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. He is a director of Calvert-Sloan Advisers, L.L.C., and a trustee/director of each of the investment companies in the Calvert Group of Funds. DOB: 06/26/41.
     <F1> RENO J. MARTINI, Senior Vice President.  Mr. Martini is a director and
Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 01/13/50.
     <F1> RONALD M. WOLFSHEIMER,  CPA, Treasurer. Mr. Wolfsheimer is Senior Vice
President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/52.
     <F1> WILLIAM M. TARTIKOFF,  Esq.,  Vice President and Assistant  Secretary.
Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company.
DOB: 08/12/47
     <F1> EVELYNE S.  STEWARD,  Vice  President.  Ms.  Steward is a director and
Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.
     <F1>  DANIEL K. HAYES,  Vice  President.  Mr.  Hayes is Vice  President  of
Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.
     <F1>  SUSAN  WALKER  BENDER,  Esq.,  Assistant  Secretary.  Ms.  Bender  is
Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.

<F1> Officers and trustees  deemed to be  "interested  persons" of the Fund under the Investment Company Act of 1940, by virtue of their affiliation with the Fund's Advisor.

         Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby and Ms. Krumsiek are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl and Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only Ms.Krumsiek and Mr. Martini is among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh, and Ms. Kruvant. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
         Messrs. Baird, Guffey and Silby serve on the High Social Impact Investments Committee which assists the Fund in identifying, evaluating and selecting investments in securities that offer a rate of return below the then-prevailing market rate and that present attractive opportunities for furthering the Fund's social criteria.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Trustees Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                       Trustee Compensation Table<F1>


Fiscal Year 1997         Aggregate Compensation from   Pension or Retirement
(unaudited numbers)      Portfolio for service as      Benefits Accrued as part
                         Trustee                       of Fund Expenses<F2>
Name of Director
Richard L. Baird, Jr.    $-0-                          $-0-
Frank H. Blatz, Jr.      $-0-                          $8,875
Frederick T. Borts       $-0-                          $-0-
Charles E. Diehl         $-0-                          $8,875
Douglas E. Feldman       $-0-                          $-0-
Peter W. Gavian          $-0-                          $2,438
John Guffey, Jr.         $-0-                          $-0-
M. Charito Kruvant       $-0-                          $-0-
Arthur J. Pugh           $-0-                          $-0-
D. Wayne Silby           $-0-                          $-0-

                         Total Compensation from
                         Registrant and Fund
                         Complex paid to Trustees<F3>
Name of Director
Richard L. Baird, Jr.    $8,725
Frank H. Blatz, Jr.      $8,875
Frederick T. Borts       $8,125
Charles E. Diehl         $8,875
Douglas E. Feldman       $8,125
Peter W. Gavian          $8,125
John Guffey, Jr.         $12,654
M. Charito Kruvant       $8,125
Arthur J. Pugh           $8,125
D. Wayne Silby           14,832

<F1> For the period since inception (January 31, 1997) through March 31, 1997.
<F2> Messrs. Blatz, Diehl, Gavian, and Pugh have chosen to defer a portion of their compensation. As of March 31, 1997, total deferred compensation, including dividends and capital appreciation, was $428,689, $428,442, $96,333 and $156,717 for each trustee, respectively.
 <F3>  As of December 31, 1996, the Fund Complex consists of nine (9) registered investment companies.



                    INVESTMENT ADVISOR AND SUBADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor was entered into as of January 30, 1997, and will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund or by the Board of Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the trustees of the Fund who are not parties to the Contract or interested persons of parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party upon 60 days' prior written notice; it automatically terminates in the event of its assignment. The Fund's Subadvisor is Portfolio Advisory Services, Inc. ("Subadvisor" or "PASI"). Pursuant to an Investment
Subadvisory Agreement with the Advisor, the Subadvisor determines investment selections for the Fund.
         The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any proposed material changed in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.
         The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and may pay Fund advertising and promotional expenses. The Advisor reserves the right to compensate broker-dealers in consideration of their promotional or administrative services. The Fund pays all other administrative and operating expenses, including: custodial, registration, dividend disbursing and transfer agency fees; federal and state securities registration fees; salaries, fees and expenses of Trustees, executive officers and employees of the Fund, who are not ''affiliated persons" of the Advisor or the Subadvisor within the meaning of the Investment Company Act of 1940; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; annual shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. The Advisor has agreed to reimburse the Fund for all expenses (excluding brokerage, taxes, interest, and all or a portion of distribution and certain other expenses, to the extent allowed by federal law or regulation).
         Under the contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Trustees. For its services, the Advisor receives an annual fee of 0.90% of the Fund's average daily net assets.
         For fiscal year 1997, the Fund paid advisory fees of $1,796.
The Advisor may voluntarily defer its fees or assume expenses of the
Fund. For fiscal year 1997, the Advisor reimbursed the Fund $20,861 for fees and expenses. The Advisor may recapture from (charge to) the Fund (through December 31, 1999) for such expenses incurred, provided that such recapture would not cause the Fund's aggregate expenses to exceed the annual expense limit. The Advisor may voluntarily agree to further defer its fees or assume Fund expenses from January 1, 1997 through December 31, 1998 ("Additional Deferral/Assumption Period"). If so, the Advisor may recapture from (charge to) the Fund for any such expenses incurred during the Additional Deferral/Assumption Period, provided that such recapture would not cause the Fund's aggregate expenses to exceed the annual expense limit, and that such recapture shall be made to the Advisor only from the two-year period from January 1, 1999 through December 31, 2000. Each year's current advisory fees (incurred in that year) will be paid in full before any recapture for a prior year is applied. Recapture then will be applied beginning with the most recent year first.
         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC receives an annual fee from the Fund of 0.10% of the Fund's average daily net assets.

                          METHOD OF DISTRIBUTION

         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as Principal Underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plan (see below). For Class A Shares, CDI also receives the portion of the sales charge in excess of the dealer reallowance.
         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted Distribution Plans (the "Distribution Plans") which permits the Fund to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.25% of the Fund's Class A average daily net assets, and 1.00% of the Fund's Class C average daily net assets. For fiscal year 1997, Class A Distribution Plan expenses totaled $437. Of the Class A Distribution Plan expenses paid in fiscal year 1997, $255 was used almost entirely for broker/dealer compensation and the remainder for the printing and mailing of prospectuses and sales materials to investors (other than current shareholders). During the same period, CDI received net sales charges of $1,444. For fiscal year 1997, Class C Distribution Plan expenses totaled $246. Of the Class Distribution Plan expenses paid in fiscal year 1997, almost entirely all of the expenses were used for broker/dealer compensation.
         The Fund's Distribution Plans were approved by the Board of Trustees, including the Trustees who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any agreements related to the Distribution Plans. The selection and nomination of the Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Trustees. In establishing the Distribution Plans, the Trustees considered various factors including the amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Distribution Plans will benefit the Fund and its shareholders.
         The Distribution Plans may be terminated by vote of a majority of the non-interested Trustees who have no direct or indirect financial interest in the Distribution Plans, or by vote of a majority of the outstanding shares of the Fund. Any change in the Distribution Plans that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Distribution Plans may be amended by the Trustees, including a majority of the non-interested Trustees as described above. The Distribution Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Trustees who are not parties to the Distribution Plans or interested persons of any such party and who have no direct or indirect financial interest in the Distribution Plans, and (ii) the vote of a majority of the entire Board of Trustees.
      Apart from the Distribution Plans, the Advisor and CDI, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

                 TRANSFER AND SHAREHOLDER SERVICING AGENT

      Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For these services, Calvert Shareholder Services, Inc., receives a fee based on the number of shareholder accounts and the number of shareholder transactions.

                            FUND TRANSACTIONS

         Fund   transactions   are   undertaken  on  the  basis  of  their
desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor and Subadvisor under the direction and supervision of the Fund's Board of Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Fund may pay brokerage commissions to broker-dealers who provide the Fund with statistical, research, or other information and services. Notwithstanding the quality of execution and other services provided, the Fund may pay commissions that are higher than those available elsewhere. Any such payments are subject to the criteria of Section 28(e) of the Securities Exchange Act of 1934.  Although  any  statistical  research  or other  information  and services provided by such broker-dealers may be useful to the Advisor and the Subadvisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve materially to reduce the Advisor's or Subadvisor's normal research activities or expenses. During fiscal year 1997, $988 in aggregate brokerage commissions were paid to broker-dealers.
         The   Advisor  and   Subadvisor   may  also   execute   portfolio
transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.
Depending upon market conditions, portfolio turnover, generally defined as the lesser of annual sales or purchases of portfolio securities divided by the average monthly value of the Fund's portfolio securities (excluding from both the numerator and the denominator all securities whose maturities or expiration dates as of the date of acquisition are one year or less), expressed as a percentage. For fiscal year 1997, it was 97%.

                  INDEPENDENT ACCOUNTANT AND CUSTODIANS

Coopers & Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent accountant for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's portfolios.

                           GENERAL INFORMATION

         The Calvert Fund was organized as a Massachusetts business trust on March 15, 1982. The series of the Fund include Calvert Income Fund, Calvert Strategic Growth Fund and Calvert New Vision Small Cap Fund.
         Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers two separate classes of shares: Class A and Class C. Each class represents interests in the same portfolio of investments but, as further described in the prospectus, each class is subject to differing sales charges and expenses, which differences will result in differing net asset values and distributions. Upon any liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.
         The Fund will send its shareholders confirmations of purchase and redemption transactions, as well as periodic transaction statements and unaudited semi-annual and audited annual financial statements of the Fund's investment securities, assets and liabilities, income and expenses, and changes in net assets.
         The Prospectus and this Statement of Additional Information do not contain all the information in the Fund's registration statement.
The registration statement is on file with the Securities and Exchange Commission and is available to the public.

                           FINANCIAL STATEMENTS
         The audited financial statements in the Fund's Annual Report to Shareholders will be expressly incorporated by reference and made a part of this Statement of Additional Information once available. Once available, a copy of the Annual Report may be obtained free of charge by writing or calling the Fund.


           CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of June 30, 1997, the following shareholders owned of record 5% of the Class A shares of the Fund:

Name and Address                                            % of Ownership

Calvert Distributors, Inc.                                  16.51%
4550 Montgomery Ave., Ste. 1000N
Bethesda, MD 20814

Portfolio Advisory Services, Inc.,                          8.59%
725 s. Figueroa St., Ste. 2328
Los Angeles, CA 90017-5425

Norwin Wong                                                 7.93%
c/o Portfolio Advisor Services, Inc.,
725 S. Figueroa St., Ste. 2328
Los Angeles, CA 90017-5425


         As of June 30, 1997, the following shareholders owned of record 5% or more of the Class C shares of the Fund:

Name and Address                                            % of Ownership

Calvert Distributors, Inc.                                  8.92%
4550 Montgomery, Ave., Ste. 1000N
Bethesda, MD 20814-3343

Robin Van Doren                                             21.49%
323 E. Matilija #110-138
Ojai, CA 93023

Frances A. Rothman                                          20.68%
323 E. Matilija #110-138
Ojai, CA 93023

                                 APPENDIX

CORPORATE BOND AND COMMERCIAL PAPER RATINGS

Corporate Bonds:
Description of Moody's  Investors  Service  Inc.'s/Standard  & Poor's bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
         C/C: This rating is only for income bonds on which no interest is being paid.
         D: Debt in default; payment of interest and/or principal is in arrears.

Commercial Paper:
         MOODY'S INVESTORS SERVICE, INC.:
         The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5)
amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

         STANDARD & POOR'S CORPORATION:
         Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

                    GLOSSARY OF PERMITTED INVESTMENTS

The following is a description of permitted investments and other applicable terms for the Fund:

American Depositary Receipts ("ADRs"): ADRs are securities typically issued by a U.S. financial institution that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depository. ADRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the receipt's underlying security.
Banker's Acceptance: A bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.
Certificate of Deposit: A negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal. Commercial Paper: The term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues typically vary from a few days to nine months. Convertible Securities: Securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, the Portfolio's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.
Futures Contracts and Options on Futures Contracts: The Fund may enter into contracts for the purchase or sale of securities. A purchase of a futures contract means the acquisition of a contractual right to obtain delivery to the Fund of securities called for by the contract at a specified price during a specified future month. When a futures contract is sold, the Fund incurs a contractual obligation to deliver the securities underlying the contract at a specified price on a specified date during a specified future month. The Fund may sell stock index futures contracts in anticipation of, or during, a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise result; and it may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase.
         The Fund may also purchase and write options to buy or sell futures contracts. The Fund may write options on futures only on a covered basis. Options on futures are similar to options on securities except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than actually to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. When the Fund enters into a futures transaction it must deliver to the futures commission merchant selected by the Fund, an amount referred to as "initial margin." This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Thereafter, a "variation margin" may be paid by the Fund to, or drawn by the Fund from, such account in accordance with controls set for such accounts, depending upon changes in the price of the underlying securities to the futures contract.
Options: The Fund may invest in put and call options for various stocks and stock indices that are traded on national securities exchanges, from time to time as the Subadvisor deems to be appropriate. Options will be used for hedging purposes and will not be engaged in for speculative purposes.
         A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. Although the Fund will engage in option transactions only as hedging transactions and not for speculative purposes, there are risks associated with such investment including the following: (i) the success of a hedging strategy may depend on the ability of the Subadvisor to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the stocks held by the Fund and the prices of options;
(iii) there may not be liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. When writing options (other than covered call options), the Fund must establish and maintain a segregated account with the Fund's Custodian containing cash or liquid, high grade debt securities in an amount at least equal to the market value of the option. Rabbi Trust: Nonqualified deferred compensation plan which is an irrevocable trust established by an employer to hold assets to provide deferred compensation for such employer's employees.
Repurchase Agreements: Agreements by which a person obtains a security and simultaneously commits to return it to the seller at any agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The Fund's Custodian or its agents will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from its right to dispose of the collateral securities.
Time Deposit: A non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities.
U.S. Government Agency Obligations: Certain Federal agencies such as the Government National Mortgage Association ("GNMA") have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (i.e., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (i.e., Federal National Mortgage Association securities). U.S. Government Securities: Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States. U.S. Treasury Obligations: Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").
Warrants: Instruments giving holders the right, but not the obligations, to buy shares of a company at a given price during a specified period.

                             LETTER OF INTENT


Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:

         Fund or Portfolio name*

during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:
         __ $50,000(not available for mid-load funds) __ $100,000 __
$250,000
                  __ $500,000 __ $1,000,000 __ $2,500,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escorted shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer                                            Name of Investor(s)


By
     Authorized Signer                            Address



Date                                              Signature of Investor(s)



Date                                              Signature of Investor(s)


*"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.

PART C.  OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a)      Financial statements

                  Financial statements incorporated by reference to:

                  All financial statements for The Calvert Strategic Growth Fund and New Vision Small Cap Fund series are incorporated by reference to Registrant's Annual Report to Shareholders dated March 31, 1997, and filed June 11, 1997.

                  Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.

(b)      Exhibits:

                  1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration Statement,
                           March 15, 1982).

                  2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, September 3, 1982).

                  4. Specimen Stock Certificate for all series of The Calvert Fund (incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995).

                  5.a. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 3, November 1, 1984).

                  5.b. Sub-Advisory Contract (Portfolio Advisory Services, Inc.) (incorporated by reference to Registrant's Post-Effective Amendment No. 30).

                  6.       Underwriting and Dealer Agreement
                           (incorporated by reference to Registrant's
                           Post-Effective Amendment No. 27, January 31, 1995).

                  7. Trustees' Deferred Compensation Agreement (incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28, 1992).

                  8. Custodial Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 21, January 29, 1993).

                  9. Transfer Agency Contract (incorporated by reference to Registrant's Post-Effective Amendment No. 3, November 1, 1984).

                  10. Opinion and Consent of Counsel as to Legality of Shares Being Registered filed herewith.

                  11.      Consent of Independent Accountants filed herewith.

                  14. Retirement Plans (incorporated by reference to Registrant's Post-Effective Amendment No. 20, January 28, 1992).

                  15. Rule 12b-1 Distribution Plan with respect to Registrant's Class B and C shares, incorporated by reference to Registrant's Post-Effective Amendment No. 27, January 31, 1995. With respect to Class A shares, incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995, for all series of The Calvert Fund.

                  16.      Schedule for computation of performance
                           quotation (incorporated by reference to Registrant's Post-effective Amendment No. 14, January 25, 1989).

                  17  (ii) Financial Data Schedules filed herewith.

                  18.      Multiple-class Plan under the Investment
                           Company Act of 1940 Rule 18f-3, (incorporated by reference to Registrant's Post-Effective Amendment No. 29, January 31, 1996).

                           Exhibits 3, 12 and 13 are omitted because they are inapplicable.


Item 25. Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Trustees, which is a common Board with four other registered investment companies, Calvert Tax-Free Reserves, First Variable Rate Fund for Government Income, Calvert Cash Reserves, and Calvert Municipal Fund, Inc. In addition, some members of Registrant's Board of Trustees also serve on the Board of Calvert Social Investment Fund, Acacia Capital Corporation, Calvert New World Fund, Inc., and Calvert World Values Fund, Inc.

Item 26. Number of Holders of Securities

         As of May 31, 1997, there were 235 holders of record of Registrant's Class A shares of beneficial interest for Calvert New Vision Small Cap Fund.

         As of May 31, 1997, there were 38 holders of record of Registrant's Class C shares of beneficial interest for Calvert New Vision Small Cap Fund.

         As of May 31, 1997, there were 13,288 holders of record of Registrant's Class A shares of beneficial interest for Calvert Strategic Growth Fund.

         As of May 31, 1997, there were 1,860 holders of record of Registrant's Class C shares of beneficial interest for Calvert Strategic Growth Fund.

Item 27. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 28. Business and Other Connections of Investment Adviser

                                   Name of Company, Principal
Name                               Business and Address            Capacity


Barbara J. Krumsiek                Calvert Asset Management        Officer
                                   Company, Inc.                   and
                                   Investment Advisor              Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland  20814
                                    --------------
                                   Calvert-Sloan Advisers, L.L.C.  Director
                                   Investment Advisor
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Group, Ltd.             Officer
                                   Holding Company                 and
                                   4550 Montgomery Avenue          Director
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Shareholder             Officer
                                   Services, Inc.                  and
                                   Transfer Agent                  Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                   Calvert Administrative          Officer
                                   Services Company                and
                                   Service Company                 Director
                                   4550 Montgomery Avenue
                                   Bethesda, Maryland 20814
                                   ---------------
                                  Calvert Distributors, Inc.       Director
                                  Broker-Dealer                    and Officer
                                  4550 Montgomery Avenue
                                  Bethesda, Maryland 20814
                                  ---------------
                                  First Variable Rate Fund for     Officer
                                  Government Income                and
                                  Calvert Tax-Free Reserve         Trustee
                                  Calvert Social Investment Fund
                                  Money Management Plus
                                  The Calvert Fund

                                  Investment Companies
                                  4550 Montgomery Avenue
                                  Bethesda, Maryland  20814
                                  ---------------

                                  Acacia Capital Corporation       Officer
                                  Calvert Municipal Fund, Inc.     and
                                  Calvert World Values Fund, Inc   Director
                                  Calvert New World Fund, Inc.

                                  Investment Companies
                                  4550 Montgomery Avenue
                                  Bethesda, Maryland  20814
                                  ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Ronald M.             First Variable Rate Fund for Government Income
  Wolfsheimer         Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      --------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company                               and
                      Service Company                                  Director
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Distributors, Inc.                       Director
                      Broker-Dealer                                    and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert-Sloan Advisers, LLC                      Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Md. 20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


David R. Rochat       First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus                            and
                      The Calvert Fund                                 Trustee

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Municipal Fund, Inc.                     Officer
                      Investment Company                               and
                      4550 Montgomery Avenue                           Director
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.                                  and
                      Investment Advisor                               Director
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Chelsea Securities, Inc.                         Officer
                      Securities Firm                                  and
                      Post Office Box 93                               Director
                      Chelsea, Vermont  05038
                      ---------------
                      Grady, Berwald & Co.                             Officer
                      Holding Company                                  and
                      43A South Finley Avenue                          Director
                      Basking Ridge, NJ  07920
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Reno J. Martini       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert New World Fund, Inc.                     Director
                      Investment Company                               and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert-Sloan Advisers, LLC                      Director
                      Investment Advisor                               and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Md. 20814
                      ---------------

Charles T. Nason      Acacia Mutual Life Insurance                     Officer
                      Acacia National Life Insurance                   and
                                                                       Director
                      Insurance Companies
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Financial Corporation                     Officer
                      Holding Company                                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ---------------
                      Gardner Montgomery Company                       Director
                      Tax Return Preparation Services
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ----------------

                      Acacia Federal Savings Bank                      Director
                      Savings Bank
                      7600-B Leesburg Pike
                      Falls Church, Virginia 22043
                      ---------------
                      Enterprise Resources, Inc.                       Director
                      Business Support Services
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Insurance Management
                        Services Corporation                           Officer
                      Service Corporation                              and
                      51 Louisiana Avenue, N.W.                        Director
                      Washington, D.C.  20001
                      ---------------
                      Calvert Group, Ltd.                              Director
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Administrative                           Director
                        Services Co.
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Asset Management Co., Inc.               Director
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Shareholder Services, Inc.               Director
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Social Investment Fund                   Trustee
                      Investment Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      -----------------
                      The Advisors Group, Inc.                         Director
                      Broker-Dealer and
                      Investment Advisor
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Robert John.          Acacia National Life Insurance                   Officer
  H. Sands            Insurance Company                                and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ----------------
                      Acacia Mutual Life Insurance                     Officer
                      Insurance Company
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ----------------
                      Acacia Financial Corporation                     Officer
                      Holding Company                                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ----------------
                      Acacia Federal Savings Bank                      Officer
                      Savings Bank
                      7600-B Leesburg Pike
                      Falls Church, Virginia 22043
                      ---------------
                      Enterprise Resources, Inc.                       Director
                      Business Support Services
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Realty Corporation                        Officer
                      Real Estate Investments
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Insurance Management
                        Services Corporation                           Officer
                      Service Corporation                              and
                      51 Louisiana Avenue, N.W                         Director
                      Washington, D.C.  20001
                      ---------------
                      Gardner Montgomery Company                       Officer
                      Tax Return Preparation Services                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C. 20001
                      ----------------
                      The Advisors Group, Inc.                         Director
                      Broker-Dealer and
                      Investment Advisor
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ---------------

                      Calvert Group, Ltd.                              Director
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Administrative                           Director
                        Services, Co.
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Asset Management Co., Inc.               Director
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Shareholder Services, Inc.               Director
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

William M. Tartikoff  Acacia National Life Insurance                   Officer
                      Insurance Company
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

                      Calvert Administrative                           Officer
                      Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Director
                      Broker-Dealer                                    and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ----------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Susan Walker          Calvert Group, Ltd.                              Officer
  Bender              Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Katherine             Calvert Group, Ltd.                              Officer
  Stoner              Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Lisa Crossley         Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Ivy Wafford           Calvert Group, Ltd.                              Officer
  Duke                Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Daniel K. Hayes       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ------------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ------------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Geoffrey Ashton       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------


Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Annette Krakovitz     Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

John Nichols          Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

David Leach           Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 29.  Principal Underwriters

         (a) Registrant's principal underwriter also underwrites First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves (d/b/a Money Management Plus), The Calvert Fund, Calvert Municipal Fund, Inc.,
Calvert World Values Fund, Inc., and Acacia Capital Corporation's PRISM variable annuity product.

         (b)    Positions of Underwriter's Officers and Directors

Name and Principal             Position(s) with           Position(s) with
Business Address               Underwriter                Registrant

Ronald M. Wolfsheimer          Director, Senior           Vice President
                               Vice President,            Treasurer
                               and Controller


William M. Tartikoff           Director, Senior           Vice President,
                               Vice-President,            Secretary
                               Secretary, and
                               General Counsel

Barbara J. Krumsiek            Director and President      Director and Sr.
                                                           Vice President

Steve Cohen                    Vice-President              None

Karen Becker                   Vice-President              None

Geoffrey Ashton                Regional
                               Vice-President              None

Tim McCabe                     Regional
                               Vice-President              None

Susan Walker Bender            Assistant Secretary         Assistant Secretary

Katherine Stoner               Assistant Secretary         Assistant
                                                           Secretary

Lisa Crossley                  Compliance Officer          Assistant Secretary
                               and Assistant Secretary

Ivy Wafford Duke               Assistant Secretary         Assistant Secretary



The principal business address of the above individuals is 4550
Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.


         (c) Inapplicable.

Item 30.  Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 31.  Management Services

         Not Applicable


Item 32.  Undertakings

         a)       Not Applicable

         b)       Not Applicable

         c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 30th day of July, 1997.


                                        THE CALVERT FUND

                               By:      _________________________________
                                        Barbara J. Krumsiek
                                        President and Director

                                  SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on July 30, 1997.

Signature                                   Title


_________**_____________   Trustee and Principal
Barbara Krumsiek.                   Executive Officer


__________**____________   Principal Accounting
Ronald M. Wolfsheimer               Officer


__________**____________   Trustee
Richard L. Baird, Jr.


__________**____________   Trustee
Frank H. Blatz, Jr., Esq.


__________**____________   Trustee
Frederick T. Borts, M.D.


__________**____________   Trustee
Charles E. Diehl


__________**____________   Trustee
Douglas E. Feldman


__________**____________   Trustee
Peter W. Gavian


__________**____________   Trustee
John G. Guffey, Jr.


________________________   Trustee
M. Charito Kruvant


__________**____________   Trustee
Arthur J. Pugh


__________**____________   Trustee
David R. Rochat


__________**____________   Trustee
D. Wayne Silby




                                    **By:____________________________
                                    Name:   Susan Walker Bender
                                            as Attorney-in-fact

                                        Executed by Susan Walker Bender
                                        on behalf of those indicated pursuant
                                        to a Power of Attorney dated
                                        May 8, 1997, March 1, 1995, and
                                        May 4, 1994, filed here with.

EXHIBIT INDEX

Form N-1A
Item No.

Ex-23
24(b)(10)                  Form of Opinion and Consent of Counsel

Ex-23
24(b)(11)                  Independent Auditors' Consent

Ex-24                      Power of Attorney

Ex-27
24(17)                     Financial Data Schedules